Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

COMMON STOCKS - 99.59%
Communication Services - 6.97%
Altice USA, Inc., Class A	88,300	$1,896,684
AMC Networks, Inc., Class A*	30,000	1,702,800
Charter Communications, Inc., Class A*	7,000	2,428,370
DISH Network Corp., Class A*	62,000	1,964,780
Sinclair Broadcast Group, Inc., Class A	48,000	1,847,040
United States Cellular Corp.*	33,300	1,528,803
WideOpenWest, Inc.*	120,000	1,092,000

		12,460,477

Consumer Discretionary - 12.73%
Abercrombie & Fitch Co., Class A	89,300	2,447,713
Fiat Chrysler Automobiles NV*	215,000	3,192,750
Fossil Group, Inc.*	50,000	686,000
K12, Inc.*	53,700	1,832,781
Lear Corp.	12,300	1,669,233
Lululemon Athletica, Inc.*	19,300	3,162,691
RH*+	17,600	1,811,920
SeaWorld Entertainment, Inc.*	74,500	1,919,120
Sonic Automotive, Inc., Class A	58,000	858,980
Starbucks Corp.	28,000	2,081,520
Tailored Brands, Inc.	75,000	588,000
TJX Cos., Inc. (The)	37,600	2,000,696
Vista Outdoor, Inc.*	65,000	520,650

		22,772,054

Consumer Staples - 5.43%
Church & Dwight Co., Inc.	60,300	4,295,169
Ingles Markets, Inc., Class A	24,700	682,214
McCormick & Co., Inc., Non-Voting Shares	24,500	3,690,435
Tyson Foods, Inc., Class A	15,000	1,041,450

		9,709,268

Energy - 3.72%
Apache Corp.	30,000	1,039,800
CONSOL Energy, Inc.*	37,000	1,266,140
Denbury Resources, Inc.*	700,000	1,435,000
ProPetro Holding Corp.*	90,000	2,028,600
Renewable Energy Group, Inc.*	40,000	878,400

		6,647,940

Industry Company	Shares	Value

Financials - 13.95%
Aflac, Inc.	41,800	$2,090,000
Ameriprise Financial, Inc.	15,500	1,985,550
Canadian Imperial Bank of Commerce+	21,000	1,660,470
Charles Schwab Corp. (The)	40,500	1,731,780
Credit Acceptance Corp.*	6,900	3,118,317
Enova International, Inc.*	61,000	1,392,020
Erie Indemnity Co., Class A	12,200	2,177,944
Progressive Corp. (The)	32,000	2,306,880
Prudential Financial, Inc.	22,000	2,021,360
Santander Consumer USA Holdings, Inc.	105,000	2,218,650
Synchrony Financial	27,200	867,680
TD Ameritrade Holding Corp.	33,500	1,674,665
Unum Group	50,500	1,708,415

		24,953,731

Health Care - 13.82%
AmerisourceBergen Corp.	24,900	1,980,048
AMN Healthcare Services, Inc.*	20,000	941,800
Centene Corp.*	34,400	1,826,640
Cigna Corp.	9,736	1,565,744
Eli Lilly & Co.	30,100	3,905,776
Encompass Health Corp.	29,000	1,693,600
Endo International PLC*	142,800	1,146,684
Ensign Group, Inc. (The)	62,000	3,173,780
HCA Healthcare, Inc.	33,800	4,406,844
Merck & Co., Inc.	49,000	4,075,330

		24,716,246

Industrials - 10.98%
Allison Transmission Holdings, Inc.	36,600	1,644,072
ArcBest Corp.	38,000	1,170,020
CNH Industrial NV	175,000	1,785,000
CSX Corp.	26,500	1,982,730
Insperity, Inc.	25,900	3,202,794
Matson, Inc.	26,300	949,167
NOW, Inc.*	135,500	1,891,580
Quad/Graphics, Inc.	10,500	124,950
Systemax, Inc.	42,400	959,936
United Continental Holdings, Inc.*	20,400	1,627,512
United Parcel Service, Inc., Class B	16,500	1,843,710

www.bridgeway.com	1

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
United Rentals, Inc.*	21,500	$2,456,375

		19,637,846
Information Technology - 22.57%
Advanced Micro Devices, Inc.*	94,000	2,398,880
Alliance Data Systems Corp.	11,300	1,977,274
Apple, Inc.	16,000	3,039,200
Applied Materials, Inc.	99,900	3,962,034
Cadence Design Systems, Inc.*	29,300	1,860,843
Fortinet, Inc.*	26,300	2,208,411
Intuit, Inc.	7,400	1,934,434
Juniper Networks, Inc.	81,000	2,144,070
Lam Research Corp.	15,200	2,720,952
Micron Technology, Inc.*	100,000	4,133,000
Microsoft Corp.	17,000	2,004,980
OSI Systems, Inc.*	21,500	1,883,400
Seagate Technology PLC	39,900	1,910,811
Unisys Corp.*	96,000	1,120,320
VeriSign, Inc.*	10,500	1,906,380
Western Digital Corp.	27,000	1,297,620
Xilinx, Inc.	30,500	3,867,095

		40,369,704
Materials - 6.13%
Chemours Co. (The)	55,000	2,043,800
Freeport-McMoRan, Inc.	164,800	2,124,272
Packaging Corp. of America	20,900	2,077,042
SunCoke Energy, Inc.*	201,300	1,709,037
Teck Resources, Ltd., Class B	95,000	2,202,100
Verso Corp., Class A*	38,000	813,960

		10,970,211
Real Estate - 3.29%
Alexandria Real Estate Equities, Inc.	12,500	1,782,000

Industry Company	Shares	Value

Real Estate (continued)
American Tower Corp.	11,000	$2,167,660
MGM Growth Properties, LLC, Class A	60,000	1,935,000

		5,884,660

TOTAL COMMON STOCKS - 99.59%		178,122,137

(Cost $176,946,806)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.08%
Fidelity Investments Money Market Government Portfolio Class I	2.34%	136,760	136,760

TOTAL MONEY MARKET FUND - 0.08%			136,760

(Cost $136,760)
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.33%
Fidelity Investments Money Market Government Portfolio Class I**	2.34%	2,381,407	2,381,407

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING -1.33%			2,381,407

(Cost $2,381,407)

TOTAL INVESTMENTS - 101.00%			$180,640,304
(Cost $179,464,973)
Liabilities in Excess of Other Assets - (1.00%)			(1,787,144)

NET ASSETS - 100.00%			$178,853,160

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2019.
^	Rate disclosed as of March 31, 2019.
+	This security or a portion of the security is out on loan as of March 31, 2019. Total loaned securities had a value of $1,855,539 as of March 31, 2019.
PLC -	Public Limited Company
LLC -	Limited Liability Company

2	Quarterly Report | March 31, 2019 (Unaudited)

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Summary of inputs used to value the Fund’s investments as of 03/31/2019 (See Note 2 in Notes to Schedule of Investments):
	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks (a)	$178,122,137	$—	$ —	$178,122,137
Money Market Fund	—	136,760	—	136,760
Investments Purchased with Cash Proceeds from Securities Lending	—	2,381,407	—	2,381,407

TOTAL	$178,122,137	$2,518,167	$ —	$180,640,304

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

See Notes to Schedule of Investments.

www.bridgeway.com	3

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

COMMON STOCKS - 99.20%
Communication Services - 3.08%
Alaska Communications Systems Group, Inc.*	381,200	$731,904
DHI Group, Inc.*	157,900	383,697
Global Eagle Entertainment, Inc.*+	31,900	22,630
Marchex, Inc., Class B*	71,000	335,830
NII Holdings, Inc.*	68,500	134,260
Ooma, Inc.*	39,000	516,360
Travelzoo*	27,000	361,800

		2,486,481

Consumer Discretionary - 14.15%
AMCON Distributing Co.	2,100	180,999
America’s Car-Mart, Inc.*	4,100	374,494
Bassett Furniture Industries, Inc.	5,600	91,896
Build-A-Bear Workshop, Inc.*	52,700	321,470
Century Casinos, Inc.*	68,800	623,328
Charles & Colvard, Ltd.*	144,300	163,059
China XD Plastics Co., Ltd.*+	86,300	211,435
Clarus Corp.	47,500	608,475
Comstock Holding Cos, Inc.*+	54,400	118,592
Delta Apparel, Inc.*	6,000	133,320
Destination Maternity Corp.*+	31,900	69,542
Destination XL Group, Inc.*	17,400	42,630
Educational Development Corp.	62,000	469,340
J. Jill, Inc.+	96,000	527,040
Kirkland’s, Inc.*	26,000	182,780
Lakeland Industries, Inc.*	57,000	669,180
Lincoln Educational Services Corp.*+	49,564	153,648
Live Ventures, Inc.*+	7,302	56,079
ONE Group Hospitality, Inc. (The)*+	27,400	81,104
Rocky Brands, Inc.	59,700	1,430,412
RTW RetailWinds, Inc.*	243,700	584,880
Shiloh Industries, Inc.*	10,200	56,100
Tilly’s, Inc., Class A	50,000	556,500
TravelCenters of America, LLC*	341,800	1,404,798
Tuesday Morning Corp.*+	458,200	971,384
Vince Holding Corp.*+	47,100	584,040
Vitamin Shoppe, Inc.*+	107,400	756,096

		11,422,621

Consumer Staples - 4.28%
Lifevantage Corp.*	114,200	1,631,918

Industry Company	Shares	Value

Consumer Staples (continued)
Mannatech, Inc.	13,809	$241,657
Natural Alternatives International, Inc.*	26,300	302,450
Natural Grocers by Vitamin Cottage, Inc.*	37,400	446,930
Oil-Dri Corp. of America	1,800	56,052
Reliv International, Inc.*+	26,939	115,838
Village Super Market, Inc., Class A	24,000	655,920

		3,450,765

Energy - 5.52%
Adams Resources & Energy, Inc.	1,200	46,872
Chaparral Energy, Inc., Class A*	6,500	37,050
Dawson Geophysical Co.*	68,800	201,584
Earthstone Energy, Inc., Class A*+	85,000	601,800
Enservco Corp.*	496,100	262,933
Lonestar Resources US, Inc., Class A*	203,500	816,035
Mitcham Industries, Inc.*	108,000	424,440
NACCO Industries, Inc., Class A	6,300	240,786
PrimeEnergy Resources Corp.*	300	49,179
SandRidge Energy, Inc.*	67,900	544,558
SilverBow Resources, Inc.*	3,000	69,000
Superior Drilling Products, Inc.*	122,800	162,096
TransAtlantic Petroleum, Ltd.*	482,400	417,807
VAALCO Energy, Inc.*	260,600	583,744

		4,457,884

Financials - 18.11%
1347 Property Insurance Holdings, Inc.*+	7,800	41,028
A-Mark Precious Metals, Inc.*+	65,900	784,210
AmeriServ Financial, Inc.	11,600	46,632
C&F Financial Corp.	13,652	690,791
Capitala Finance Corp.	165,400	1,316,584
Central Federal Corp.*+	4,800	61,536
CM Finance, Inc.+	104,100	768,258
Codorus Valley Bancorp, Inc.	6,572	140,312
Community West Bancshares	5,000	50,900
Consumer Portfolio Services, Inc.*	435,100	1,518,499

4	Quarterly Report | March 31, 2019 (Unaudited)

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Elevate Credit, Inc.*	59,200	$256,928
FedNat Holding Co.	83,700	1,342,548
First Savings Financial Group, Inc.+	1,100	59,455
First United Corp.	7,500	129,450
GAIN Capital Holdings, Inc.+	75,300	472,884
Horizon Technology Finance Corp.+	54,500	642,555
Impac Mortgage Holdings, Inc.*+	68,381	268,054
Kingstone Cos., Inc.	2,600	38,324
Manning & Napier, Inc.	134,900	283,290
MidSouth Bancorp, Inc.	4,100	46,781
Monroe Capital Corp.+	3,500	42,490
National Holdings Corp.*	80,400	241,200
Northeast Bancorp	47,800	988,504
Northrim BanCorp, Inc.	2,500	86,050
Ocwen Financial Corp.*	378,200	688,324
Orrstown Financial Services, Inc.	3,600	66,924
Portman Ridge Finance Corp.	470,300	1,702,486
Provident Financial Holdings, Inc.	2,800	55,776
Pzena Investment Management, Inc., Class A+	46,800	378,612
Sachem Capital Corp.	12,600	56,826
SB Financial Group, Inc.+	17,422	313,944
Security National Financial Corp., Class A*	86,334	407,496
Victory Capital Holdings, Inc., Class A*	41,700	626,334

		14,613,985

Health Care - 22.53%
Allied Healthcare Products, Inc.*	66,481	120,995
Alliqua BioMedical, Inc.*	20,500	60,270
Alphatec Holdings, Inc.*+	26,500	70,225
American Shared Hospital Services*	101,400	281,892
Applied Genetic Technologies Corp.*	56,600	237,154
Aquinox Pharmaceuticals, Inc.*	17,800	47,971
Aravive, Inc.*	22,000	154,880
Assertio Therapeutics, Inc.*	114,400	580,008
Atossa Genetics, Inc.*+	26,200	92,224
Bioanalytical Systems, Inc.*	121,110	250,698
Castlight Health, Inc., Class B*	423,100	1,586,625

Industry Company	Shares	Value

Health Care (continued)
Celldex Therapeutics, Inc.*+	123,700	$608,604
Cross Country Healthcare, Inc.*	60,300	423,909
Cumberland Pharmaceuticals, Inc.*	16,400	95,284
CynergisTek, Inc.*+	109,000	541,730
Diffusion Pharmaceuticals, Inc.*	21,100	78,281
Digirad Corp.	440,900	401,969
Electromed, Inc.*	207,638	1,069,336
Enzo Biochem, Inc.*	169,500	462,735
Genesis Healthcare, Inc.*	30,400	43,776
Harrow Health, Inc.*	43,100	214,638
Harvard Bioscience, Inc.*	385,800	1,662,798
Infinity Pharmaceuticals, Inc.*	93,500	175,780
InfuSystem Holdings, Inc.*	273,798	1,371,728
Invacare Corp.	137,900	1,154,223
InVivo Therapeutics Holdings Corp.*+	25,000	38,750
IRIDEX Corp.*	20,900	95,304
Kewaunee Scientific Corp.	14,000	294,840
Misonix, Inc.*	62,800	1,207,644
MTBC, Inc.*+	19,000	83,790
NantHealth, Inc.*+	60,900	56,028
Otonomy, Inc.*	57,600	151,488
Pro-Dex, Inc.*+	45,000	651,600
RTI Surgical, Inc.*	288,790	1,735,628
SeaSpine Holdings Corp.*	92,900	1,400,932
Sierra Oncology, Inc.*	128,700	220,077
SIGA Technologies, Inc.*	34,100	204,941
SunLink Health Systems, Inc.*	4,700	7,473
Veracyte, Inc.*	8,200	205,164
Vical, Inc.*	34,796	41,755

		18,183,147

Industrials - 11.14%
ARC Document Solutions, Inc.*	84,900	189,327
Avalon Holdings Corp., Class A*+	14,700	37,926
Barrett Business Services, Inc.	10,000	773,300
BG Staffing, Inc.	29,700	648,648
Chicago Rivet & Machine Co.	1,900	53,638
CompX International, Inc.	1,620	23,701
Construction Partners, Inc., Class A*	14,700	187,719
Continental Materials Corp.*	4,150	80,190
Eastern Co. (The)	2,400	66,048

www.bridgeway.com	5

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
Ecology and Environment, Inc., Class A	43,732	$481,052
Ennis, Inc.	26,800	556,368
Fuel Tech, Inc.*	49,500	82,665
Houston Wire & Cable Co.*	7,400	46,842
Hudson Global, Inc.*	20,184	30,680
Hurco Cos., Inc.	2,600	104,858
InnerWorkings, Inc.*	35,700	129,234
Jason Industries, Inc.*	260,800	365,120
LB Foster Co., Class A*	29,300	551,426
LS Starrett Co. (The), Class A*	32,300	248,710
LSI Industries, Inc.	100,700	264,841
Miller Industries, Inc.	3,200	98,720
Quest Resource Holding Corp.*+	22,000	36,300
Radiant Logistics, Inc.*	259,700	1,636,110
Resources Connection, Inc.	8,300	137,282
Sterling Construction Co., Inc.*	37,400	468,248
Tel-Instrument Electronics Corp.*	11,400	31,350
Transcat, Inc.*	19,300	443,514
Virco Manufacturing Corp.	17,600	76,208
Volt Information Sciences, Inc.*	87,600	411,720
Willdan Group, Inc.*	6,800	252,076
Willis Lease Finance Corp.*	11,200	474,768

		8,988,589

Information Technology - 15.73%
Aerohive Networks, Inc.*	9,400	42,582
Aviat Networks, Inc.*	70,213	1,078,472
Blonder Tongue Laboratories, Inc.*+	290,100	316,209
Computer Task Group, Inc.*	37,100	159,530
DASAN Zhone Solutions, Inc.*	15,900	169,971
Digital Turbine, Inc.*	90,000	315,000
Finjan Holdings, Inc.*	374,200	1,096,406
Information Services Group, Inc.*	12,300	45,879
Inseego Corp.*+	309,300	1,459,896
Intermolecular, Inc.*	113,100	130,065
inTEST Corp.*	226,200	1,520,064
Iteris, Inc.*+	12,232	51,007
KVH Industries, Inc.*	4,600	46,874
Lantronix, Inc.*+	29,400	88,788
Luna Innovations, Inc.*	295,130	1,230,692
Napco Security Technologies, Inc.*	5,400	111,996
NetSol Technologies, Inc.*	60,800	395,808

Industry Company	Shares	Value

Information Technology (continued)
PCM, Inc.*	14,100	$516,483
PC-Tel, Inc.	87,900	440,379
PRGX Global, Inc.*	27,200	215,424
RF Industries, Ltd.+	193,898	1,306,873
Richardson Electronics, Ltd.	12,600	85,428
Rubicon Project, Inc. (The)*	59,700	362,976
Schmitt Industries, Inc.*+	70,802	167,801
Synacor, Inc.*	26,000	40,820
TESSCO Technologies, Inc.	44,300	685,764
TransAct Technologies, Inc.	67,700	618,778

		12,699,965

Materials - 2.74%
China Advanced Construction Materials Group, Inc./Cayman*+	15,700	45,530
Friedman Industries, Inc.	71,800	550,706
Gold Resource Corp.	104,200	409,506
Gulf Resources, Inc.*	536,800	574,376
Olympic Steel, Inc.	7,300	115,851
Ryerson Holding Corp.*	29,700	254,232
UFP Technologies, Inc.*	6,900	258,060

		2,208,261

Real Estate - 0.84%
BRT Apartments Corp.	4,400	61,072
Global Medical REIT, Inc.	38,200	375,124
Griffin Industrial Realty, Inc.	7,000	243,950

		680,146

Utilities - 1.08%
Atlantic Power Corp.*	38,000	95,760
Genie Energy, Ltd., Class B	91,300	776,050

		871,810

TOTAL COMMON STOCKS - 99.20%		80,063,654

(Cost $83,413,747)

6	Quarterly Report | March 31, 2019 (Unaudited)

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Rate^		Shares	Value

MONEY MARKET FUND - 0.91%
Fidelity Investments Money Market Government Portfolio Class I	2.34%	733,683	$733,683

TOTAL MONEY MARKET FUND - 0.91%			733,683

(Cost $733,683)
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 4.79%
Fidelity Investments Money Market Government Portfolio Class I**	2.34%	3,868,688	3,868,688

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 4.79%			3,868,688

(Cost $3,868,688)

TOTAL INVESTMENTS - 104.90%			$84,666,025
(Cost $88,016,118)
Liabilities in Excess of Other Assets - (4.90%)			(3,951,388)

NET ASSETS - 100.00%			$80,714,637

*  Non-income producing security.

**  This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2019.

^ Rate disclosed as of March 31, 2019.

+   This security or a portion of the security is out on loan as of March 31, 2019. Total loaned securities had a value of 3,681,622 as of March 31, 2019.

LLC - Limited Liability Company

Summary of inputs used to value the Fund’s investments as of 03/31/2019

(See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks
Consumer Discretionary	$11,241,622	$180,999	$—	$11,422,621
Other Industries (a)	68,641,033	—	—	68,641,033

Total Common Stocks	79,882,655	180,999	—	80,063,654
Money Market Fund	—	733,683	—	733,683
Investments Purchased with Cash Proceeds from Securities Lending	—	3,868,688	—	3,868,688

TOTAL	$79,882,655	$4,783,370	$—	$84,666,025

(a)	- Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

See Notes to Schedule of Investments.

www.bridgeway.com	7

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

COMMON STOCKS - 99.91%
Communication Services - 3.70%
A.H. Belo Corp., Class A	65,883	$245,085
Alaska Communications Systems Group, Inc.*	279,500	536,640
Ballantyne Strong, Inc.*	92,020	161,035
Beasley Broadcast Group, Inc., Class A	82,125	326,858
Chicken Soup For The Soul Entertainment, Inc.+	15,000	185,400
DHI Group, Inc.*	182,200	442,746
Emmis Communications Corp., Class A*	67,300	240,934
Entravision Communications Corp., Class A	90,000	291,600
EverQuote, Inc., Class A*+	15,000	111,600
Fluent, Inc.*	200,000	1,124,000
Harte-Hanks, Inc.*	73,340	261,824
IDT Corp., Class B	78,600	521,904
Lee Enterprises, Inc.*	232,700	767,910
Marchex, Inc., Class B*	222,400	1,051,952
McClatchy Co. (The), Class A*+	45,011	225,055
NII Holdings, Inc.*	160,000	313,600
Ooma, Inc.*	52,500	695,100
Saga Communications, Inc., Class A	24,116	800,410
Salem Media Group, Inc.	100,000	255,500
Spok Holdings, Inc.	68,500	932,970
Townsquare Media, Inc., Class A	78,500	449,020
Travelzoo*	45,000	603,000
Xcel Brands, Inc.*	91,000	154,700
Zedge, Inc., Class B*	16,855	30,002

		10,728,845
Consumer Discretionary - 11.76%
AMCON Distributing Co.	3,900	336,141
Ark Restaurants Corp.	17,900	348,871
Barnes & Noble Education, Inc.*	25,000	105,000
Bassett Furniture Industries, Inc.	33,944	557,021
Big 5 Sporting Goods Corp.+	45,748	145,479
Bridgepoint Education, Inc.*	99,500	607,945
Build-A-Bear Workshop, Inc.*	54,200	330,620
China XD Plastics Co., Ltd.*	56,000	137,200
Citi Trends, Inc.	40,800	787,848
Clarus Corp.	27,900	357,399
Collectors Universe, Inc.	51,760	906,835

Industry Company	Shares	Value

Consumer Discretionary (continued)
Container Store Group, Inc. (The)*	128,300	$1,129,040
CSS Industries, Inc.	41,950	251,281
Culp, Inc.	15,000	288,450
Del Frisco’s Restaurant Group, Inc.*	35,000	224,350
Delta Apparel, Inc.*	32,988	732,993
Destination Maternity Corp.*	88,800	193,584
Destination XL Group, Inc.*+	202,222	495,444
Dixie Group, Inc. (The)*	133,200	125,208
Dover Motorsports, Inc.	123,396	249,260
Educational Development Corp.	41,400	313,398
Emerson Radio Corp.*	192,100	249,730
Escalade, Inc.	33,780	377,323
EVINE Live, Inc.*	270,810	126,929
Famous Dave’s of America, Inc.*+	54,838	311,480
Flexsteel Industries, Inc.	27,000	626,130
Fred’s, Inc., Class A*+	115,000	284,050
Gaia, Inc.*+	48,400	442,860
Gaming Partners International Corp.	56,300	733,026
GNC Holdings, Inc., Class A*+	200,000	546,000
Habit Restaurants, Inc. (The), Class A*	30,500	330,010
Hamilton Beach Brands Holding Co., Class A	32,000	686,720
Horizon Global Corp.*	115,000	223,100
J Alexander’s Holdings, Inc.*	83,800	822,916
J. Jill, Inc.+	75,000	411,750
JAKKS Pacific, Inc.*	163,600	165,236
Kandi Technologies Group, Inc.*+	70,100	393,261
Kirkland’s, Inc.*	61,900	435,157
Kona Grill, Inc.*+	102,500	93,275
Lakeland Industries, Inc.*	51,557	605,279
Leaf Group, Ltd.*	105,000	842,100
Libbey, Inc.*+	95,000	269,800
Lifetime Brands, Inc.	79,200	748,440
Lincoln Educational Services Corp.*	229,405	711,156
Liquidity Services, Inc.*	82,000	632,220
Luby’s, Inc.*	145,500	209,520
Nathan’s Famous, Inc.	5,191	355,064
Nevada Gold & Casinos, Inc.*	120,000	298,800
New Home Co., Inc. (The)*	91,300	434,588
P&F Industries, Inc., Class A	10,500	85,785

8	Quarterly Report | March 31, 2019 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Papa Murphy’s Holdings, Inc.*+	78,900	$413,436
Peak Resorts, Inc.	71,000	323,050
Potbelly Corp.*	97,000	825,470
Red Lion Hotels Corp.*	49,900	403,192
Rocky Brands, Inc.	34,600	829,016
RTW RetailWinds, Inc.*	279,000	669,600
Shiloh Industries, Inc.*	74,500	409,750
SORL Auto Parts, Inc.*+	106,058	305,447
Sportsman’s Warehouse Holdings, Inc.*	164,015	787,272
Stage Stores, Inc.+	100,000	103,000
Stein Mart, Inc.*+	160,800	159,208
Strattec Security Corp.	16,700	490,646
Superior Group of Cos, Inc.	50,500	839,310
Superior Industries International, Inc.	25,000	119,000
Sypris Solutions, Inc.*	39,404	43,738
Tandy Leather Factory, Inc.*	72,000	432,000
Town Sports International Holdings, Inc.*	123,571	588,198
Trans World Entertainment Corp.*	173,403	72,777
TravelCenters of America, LLC*	166,500	684,315
Tuesday Morning Corp.*	244,300	517,916
Turtle Beach Corp.*	66,854	759,461
Unique Fabricating, Inc.+	50,000	224,500
Universal Technical Institute, Inc.*	102,100	348,161
UQM Technologies, Inc.*	94,000	155,100
US Auto Parts Network, Inc.*	169,438	171,132
Vince Holding Corp.*+	44,600	553,040
Vitamin Shoppe, Inc.*	159,500	1,122,880
VOXX International Corp.*	94,500	436,590
Weyco Group, Inc.	5,000	154,800
YogaWorks, Inc.*	47,000	43,240

		34,060,317
Consumer Staples - 1.56%
Alico, Inc.	12,200	331,962
Bridgford Foods Corp.*	1,000	23,810
Castle Brands, Inc.*+	463,987	323,167
CCA Industries, Inc.*	1,652	2,528
Lifeway Foods, Inc.*	80,152	193,968
Mannatech, Inc.	13,600	238,000
Natural Alternatives International, Inc.*	40,310	463,565
Natural Grocers by Vitamin Cottage, Inc.*	60,000	717,000

Industry Company	Shares	Value

Consumer Staples (continued)
Oil-Dri Corp. of America	25,700	$800,298
Reed’s, Inc.*+	53,700	155,193
Rocky Mountain Chocolate Factory, Inc.+	30,000	270,600
Seneca Foods Corp., Class A*	26,500	651,900
United-Guardian, Inc.	19,000	363,850

		4,535,841
Energy - 9.07%
Adams Resources & Energy,
Inc.	24,300	949,158
Aemetis, Inc.*	85,439	71,085
Amyris, Inc.*+	165,000	344,850
Approach Resources, Inc.*	405,774	143,522
Aspen Aerogels, Inc.*	167,100	426,105
Barnwell Industries, Inc.*	54,320	80,394
CARBO Ceramics, Inc.*+	159,500	558,250
Chaparral Energy, Inc., Class A*	89,700	511,290
Clean Energy Fuels Corp.*+	555,000	1,714,950
Contango Oil & Gas Co.*+	148,730	468,500
Dawson Geophysical Co.*	184,745	541,303
Earthstone Energy, Inc., Class A*+	44,002	311,534
Era Group, Inc.*	97,350	1,123,419
Evolution Petroleum Corp.+	205,123	1,384,580
Geospace Technologies Corp.*	55,663	720,279
Goodrich Petroleum Corp.*	50,000	680,000
Gulf Island Fabrication, Inc.*	63,400	581,378
Hornbeck Offshore Services, Inc.*	319,080	395,659
Independence Contract Drilling, Inc.*+	284,100	786,957
ION Geophysical Corp.*	127,816	1,845,663
Key Energy Services, Inc.*+	54,000	219,240
Lilis Energy, Inc.*	295,000	345,150
Lonestar Resources US, Inc., Class A*	141,400	567,014
Matrix Service Co.*	50,000	979,000
Mexco Energy Corp.*+	12,000	59,399
Midstates Petroleum Co., Inc.*	125,000	1,221,250
Mitcham Industries, Inc.*	119,545	469,812
NACCO Industries, Inc., Class A	20,000	764,400
Natural Gas Services Group, Inc.*	64,185	1,111,042
New Concept Energy, Inc.*+	8,400	18,816

www.bridgeway.com	9

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Energy (continued)
Nuverra Environmental Solutions, Inc.*	589	$5,242
Overseas Shipholding Group, Inc., Class A*	385,000	881,650
Panhandle Oil and Gas, Inc., Class A	35,594	558,826
Pioneer Energy Services Corp.*	395,000	699,150
Quintana Energy Services, Inc.*+	133,514	576,780
Ranger Energy Services, Inc.*+	40,600	323,582
REX American Resources Corp.*	6,249	503,732
RigNet, Inc.*+	16,309	159,339
SEACOR Marine Holdings, Inc.*	45,440	604,806
SilverBow Resources, Inc.*	21,148	486,404
Smart Sand, Inc.*+	90,000	400,500
Superior Drilling Products, Inc.*	100,300	132,396
Uranium Energy Corp.*	720,000	1,008,000
VAALCO Energy, Inc.*	237,100	531,104

		26,265,510

Financials - 20.37%
1347 Property Insurance Holdings, Inc.*+	38,400	201,984
1st Constitution Bancorp	18,733	332,885
A-Mark Precious Metals, Inc.*+	60,200	716,380
American National Bankshares, Inc.	21,746	759,370
American River Bankshares	56,000	728,000
AmeriServ Financial, Inc.	155,671	625,797
Ashford, Inc.*	5,200	288,756
Asta Funding, Inc.*+	68,400	319,428
Atlantic American Corp.	74,856	190,883
Atlanticus Holdings Corp.*	60,812	206,761
Auburn National Bancorporation, Inc.	2,974	117,265
Bank of Commerce Holdings	60,341	636,598
Bank of Princeton (The)	6,900	218,937
Bank7 Corp.*	44,010	764,454
BankFinancial Corp.	47,000	698,890
Bankwell Financial Group, Inc.	26,937	786,022
Baycom Corp.*	35,000	792,400
BCB Bancorp, Inc.	64,812	868,481
C&F Financial Corp.	14,200	718,520
Capitala Finance Corp.	79,980	636,641
CB Financial Services, Inc.	21,700	514,941

Industry Company	Shares	Value

Financials (continued)
Chemung Financial Corp.	14,998	$703,856
Citizens Community Bancorp, Inc.	35,600	424,708
Citizens First Corp.	2,633	65,325
Citizens Holding Co.	20,670	466,109
CM Finance, Inc.	71,800	529,884
Codorus Valley Bancorp, Inc.	29,464	629,056
Cohen & Co., Inc.+	3,000	19,920
Colony Bankcorp, Inc.	22,868	391,043
Community West Bancshares	38,357	390,474
Conifer Holdings, Inc.*+	19,000	85,880
Consumer Portfolio Services, Inc.*	138,100	481,969
County Bancorp, Inc.+	19,000	334,400
Eagle Bancorp Montana, Inc.	7,021	118,936
Elevate Credit, Inc.*	175,000	759,500
Entegra Financial Corp.*	26,800	601,660
ESSA Bancorp, Inc.	59,000	908,600
Evans Bancorp, Inc.	24,701	880,591
FedNat Holding Co.	16,512	264,852
Fidelity D&D Bancorp, Inc.	1,000	59,120
First Bancorp, Inc.+	17,753	442,405
First Bank	85,463	985,388
First Business Financial Services, Inc.	42,308	847,006
First Financial Northwest, Inc.	47,000	740,250
First Guaranty Bancshares, Inc.	5,614	115,087
First Internet Bancorp	25,000	483,250
First Northwest Bancorp	42,500	661,725
First United Corp.	24,192	417,554
GAIN Capital Holdings, Inc.+	99,400	624,232
GAMCO Investors, Inc., Class A	10,000	205,000
Guaranty Federal Bancshares, Inc.	20,856	468,009
Hallmark Financial Services, Inc.*	75,400	784,160
Hawthorn Bancshares, Inc.	27,040	628,410
HMN Financial, Inc.*	30,000	645,900
HopFed Bancorp, Inc.	32,988	649,864
Horizon Technology Finance Corp.	53,600	631,944
Impac Mortgage Holdings, Inc.*	500	1,960
Investar Holding Corp.	18,000	408,780
Investors Title Co.	2,028	320,221

10	Quarterly Report | March 31, 2019 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
JMP GROUP, LLC+	96,851	$363,191
Lake Shore Bancorp, Inc.	22,150	349,970
Landmark Bancorp, Inc.	15,175	346,142
Level One Bancorp, Inc.	25,000	581,500
Malvern Bancorp, Inc.*	23,300	468,796
Manning & Napier, Inc.	50,000	105,000
Marlin Business Services Corp.	43,300	930,950
MBT Financial Corp.	104,185	1,043,934
Medallion Financial Corp.*+	78,744	543,334
Medley Management, Inc., Class A+	10,000	34,300
Mid Penn Bancorp, Inc.	18,348	449,526
MidSouth Bancorp, Inc.+	47,900	546,539
Monroe Capital Corp.+	61,403	745,432
MSB Financial Corp./MD	25,000	448,750
MutualFirst Financial, Inc.	38,911	1,166,163
Northeast Bancorp	35,300	730,004
Northrim BanCorp, Inc.	24,250	834,685
Norwood Financial Corp.	18,112	558,574
Oaktree Strategic, Income Corp.	103	834
Ohio Valley Banc Corp.+	19,500	704,925
OP Bancorp	41,851	366,196
Pacific City Financial Corp.	23,900	417,055
Pacific Mercantile Bancorp*	83,319	634,891
Patriot National Bancorp, Inc.	16,500	251,790
PDL Community Bancorp*	13,000	181,350
Penns Woods Bancorp, Inc.+	16,400	674,040
Peoples Bancorp of North Carolina, Inc.	27,830	740,278
Peoples Financial Services Corp.	6,000	271,440
Portman Ridge Finance Corp.	201,300	728,706
Premier Financial Bancorp, Inc.	60,275	946,920
Provident Financial Holdings, Inc.	38,617	769,251
Prudential Bancorp, Inc.	7,034	122,040
Pzena Investment Management, Inc., Class A	52,800	427,152
Regional Management Corp.*	40,000	976,800
Riverview Bancorp, Inc.	91,226	666,862
Safeguard Scientifics, Inc.*	35,000	379,750
SB One Bancorp	35,000	760,200
Security National Financial Corp., Class A*	58,480	276,026

Industry Company	Shares	Value

Financials (continued)
Select Bancorp, Inc.*	54,676	$621,666
Shore Bancshares, Inc.	48,500	723,135
SI Financial Group, Inc.	47,676	615,497
Silvercrest Asset Management Group, Inc., Class A	50,002	712,528
Southern First Bancshares, Inc.*	21,215	718,552
Southern Missouri Bancorp, Inc.	15,000	462,000
Spirit of Texas Bancshares, Inc.*	30,989	656,967
Summit State Bank	17,200	199,176
Territorial Bancorp, Inc.	27,000	726,570
Timberland Bancorp, Inc.	34,222	957,532
Two River Bancorp	31,968	506,693
Union Bankshares, Inc./Morrisville VT	5,419	245,101
United Bancshares, Inc.+	15,200	351,272
United Security Bancshares	5,400	57,240
Unity Bancorp, Inc.	46,500	877,920
Western New England Bancorp, Inc.	78,362	723,281

		58,998,847

Health Care - 23.58%
AAC Holdings, Inc.*+	73,000	134,320
AcelRx Pharmaceuticals, Inc.*+	308,150	1,072,362
Adamas Pharmaceuticals, Inc.*+	131,500	934,965
Aduro Biotech, Inc.*	300,000	1,194,000
Adverum Biotechnologies, Inc.*	183,900	963,636
Aeglea BioTherapeutics, Inc.*+	75,000	603,750
Aevi Genomic Medicine, Inc.*	220,000	43,120
AgeX Therapeutics, Inc.*+	23,499	95,171
Alimera Sciences, Inc.*+	460,000	487,600
Allena Pharmaceuticals, Inc.*	68,000	477,360
Alphatec Holdings, Inc.*+	293,500	777,775
Alpine Immune Sciences, Inc.*	32,000	219,520
Applied Genetic Technologies Corp.*	22,400	93,856
Aptevo Therapeutics, Inc.*	83,802	75,422
Apyx Medical Corp.*	109,970	693,911
Aquestive Therapeutics, Inc.*	97,000	670,270

www.bridgeway.com	11

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
Aquinox Pharmaceuticals, Inc.*	80,000	$215,600
Aratana Therapeutics, Inc.*+	197,483	710,939
Ardelyx, Inc.*	117,000	327,600
ArQule, Inc.*	167,599	802,799
Axsome Therapeutics, Inc.*+	114,000	1,622,220
Bellerophon Therapeutics, Inc.*	158,000	103,174
Bellicum Pharmaceuticals, Inc.*+	121,700	410,129
BioTime, Inc.*+	507,661	665,036
Calithera Biosciences, Inc.*	107,600	725,224
Capital Senior Living Corp.*	133,000	530,670
Castlight Health, Inc., Class B*	72,400	271,500
Cellular Biomedicine Group, Inc.*	67,800	1,172,940
CEL-SCI Corp.*+	152,000	538,080
Chiasma, Inc.*	187,600	975,520
Chimerix, Inc.*	244,100	512,610
Cidara Therapeutics, Inc.*+	94,382	250,112
Clearside Biomedical, Inc.*+	90,000	124,200
Conatus Pharmaceuticals, Inc.*+	160,000	172,800
Conformis, Inc.*+	250,000	720,000
Constellation Pharmaceuticals, Inc.*	27,500	372,625
Corindus Vascular Robotics, Inc.*+	673,683	1,172,208
CorMedix, Inc.*+	66,000	623,700
Corvus Pharmaceuticals, Inc.*	60,000	241,200
Cumberland Pharmaceuticals, Inc.*	152,500	886,025
CynergisTek, Inc.*+	55,000	273,350
Digirad Corp.	186,594	170,118
Dova Pharmaceuticals, Inc.*+	100,156	890,387
Durect Corp.*	591,100	369,969
Eiger BioPharmaceuticals, Inc.*+	71,000	992,580
ElectroCore, Inc.*+	107,000	749,000
Electromed, Inc.*	70,000	360,500
Endologix, Inc.*	10,000	66,100
Enzo Biochem, Inc.*	219,000	597,870
EyePoint Pharmaceuticals, Inc.*+	330,000	590,700
Fluidigm Corp.*	41,145	546,817
Fulgent Genetics, Inc.*+	78,100	464,695
Gemphire Therapeutics, Inc.*	25,000	28,750
Genesis Healthcare, Inc.*	375,000	540,000

Industry Company	Shares	Value

Health Care (continued)
GenMark Diagnostics, Inc.*	49,900	$353,791
Geron Corp.*+	250,000	415,000
Harvard Bioscience, Inc.*	166,717	718,550
Infinity Pharmaceuticals, Inc.*	240,000	451,200
InfuSystem Holdings, Inc.*	59,900	300,099
IntriCon Corp.*	21,500	539,220
IRIDEX Corp.*	50,400	229,824
IsoRay, Inc.*	168,700	61,576
Jounce Therapeutics, Inc.*	125,000	775,000
Kadmon Holdings, Inc.*+	258,000	681,120
Kala Pharmaceuticals, Inc.*+	134,400	1,111,488
KalVista Pharmaceuticals, Inc.*	51,400	1,471,068
KemPharm, Inc.*+	130,200	217,434
Kewaunee Scientific Corp.	11,600	244,296
Lannett Co., Inc.*+	85,000	668,950
Leap Therapeutics, Inc.*+	36,300	67,881
Magenta Therapeutics, Inc.*+	100,000	1,647,000
MannKind Corp.*+	387,000	762,390
Marinus Pharmaceuticals, Inc.*+	131,500	549,670
Matinas BioPharma Holdings, Inc.*	340,000	370,600
MediciNova, Inc.*+	127,710	1,057,439
Menlo Therapeutics, Inc.*	112,300	881,555
Merrimack Pharmaceuticals, Inc.*+	25,000	173,750
Mersana Therapeutics, Inc.*	49,800	261,948
Micron Solutions, Inc.*	20,000	56,200
Millendo Therapeutics, Inc.*+	6,666	99,990
Minerva Neurosciences, Inc.*	50,000	393,000
Misonix, Inc.*	14,700	282,681
Myomo, Inc.*	50,000	60,000
NanoString Technologies, Inc.*	22,400	536,032
NantKwest, Inc.*	201,400	318,212
Neon Therapeutics, Inc.*	132,400	855,304
Neos Therapeutics, Inc.*	125,000	326,250
Novan, Inc.*	60,000	57,300
Nuvectra Corp.*	35,100	386,451
Ocular Therapeutix, Inc.*+	169,900	674,503
Oncocyte Corp.*	145,000	572,750
OncoMed Pharmaceuticals, Inc.*	75,000	78,000
Ophthotech Corp.*	212,800	300,048
Organovo Holdings, Inc.*	448,600	445,011
Otonomy, Inc.*	88,000	231,440

12	Quarterly Report | March 31, 2019 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
Ovid therapeutics, Inc.*	84,440	$149,459
Pacific Biosciences of California, Inc.*	275,200	1,989,696
Palatin Technologies, Inc.*	696,000	682,219
Pfenex, Inc.*	94,500	584,010
Protagonist Therapeutics, Inc.*	118,600	1,490,802
Protalix BioTherapeutics, Inc.*	171,672	75,536
Proteostasis Therapeutics, Inc.*+	80,000	100,800
Quanterix Corp.*+	25,000	645,750
Quorum Health Corp.*	34,700	48,580
Ra Pharmaceuticals, Inc.*+	27,224	609,818
resTORbio, Inc.*+	95,000	647,900
Rexahn Pharmaceuticals, Inc.*	100,100	51,051
Rockwell Medical, Inc.*	50,600	287,914
RTI Surgical, Inc.*	149,800	900,298
Savara, Inc.*+	40,000	294,800
scPharmaceuticals, Inc.*+	52,800	158,400
SCYNEXIS, Inc.*+	150,000	226,500
SeaSpine Holdings Corp.*	58,613	883,884
Seres Therapeutics, Inc.*+	145,500	999,585
Sesen Bio, Inc.*+	200,000	206,000
Sienna Biopharmaceuticals, Inc.*+	53,200	123,424
Sierra Oncology, Inc.*	388,700	664,677
Spero Therapeutics, Inc.*	46,379	594,115
Surface Oncology, Inc.*+	83,700	399,249
Synlogic, Inc.*	93,000	705,870
Syros Pharmaceuticals, Inc.*+	50,000	457,000
T2 Biosystems, Inc.*+	125,000	328,750
Teligent, Inc.*+	191,981	222,698
Tocagen, Inc.*+	100,000	1,087,000
Tracon Pharmaceuticals, Inc.*	60,000	82,200
Utah Medical Products, Inc.	13,800	1,217,850
Verastem, Inc.*+	83,900	248,344
VIVUS, Inc.*	64,600	271,320
VolitionRX, Ltd.*+	195,000	633,750
vTv Therapeutics, Inc., Class A*+	68,800	117,648
XOMA Corp.*+	21,700	268,646
Xtant Medical Holdings, Inc.*+	50,000	152,500
Zafgen, Inc.*	90,434	247,789
Zynerba Pharmaceuticals, Inc.*	80,500	436,310

		68,300,948

Industry Company	Shares	Value

Industrials - 10.56%
Acacia Research Corp.*	211,800	$690,468
Acme United Corp.	12,935	206,960
AeroCentury Corp.*	10,900	125,350
Alpha Pro Tech, Ltd.*+	151,200	544,320
American Superconductor Corp.*	45,100	579,986
AMREP Corp.*	30,100	173,075
ARC Document Solutions, Inc.*	164,000	365,720
Arotech Corp.*	121,367	355,605
Avalon Holdings Corp., Class A*+	12,675	32,702
BG Staffing, Inc.	37,500	819,000
BlueLinx Holdings, Inc.*+	35,600	948,384
CECO Environmental Corp.*	69,710	501,912
Charah Solutions, Inc.*	100,000	640,000
Chicago Rivet & Machine Co.	10,000	282,305
Commercial Vehicle Group, Inc.*	100,100	767,767
CompX International, Inc.	3,200	46,816
CPI Aerostructures, Inc.*	39,700	258,050
CRA International, Inc.	23,500	1,187,690
Eastern Co. (The)	21,200	583,424
Ecology and Environment, Inc., Class A	13,000	143,000
Espey Manufacturing & Electronics Corp.+	10,700	264,825
ExOne Co. (The)*+	48,300	410,067
Fuel Tech, Inc.*	118,628	198,109
Gencor Industries, Inc.*	44,450	549,402
Goldfield Corp. (The)*	108,080	238,857
GP Strategies Corp.*	40,000	486,000
Graham Corp.	35,900	704,717
HC2 Holdings, Inc.*+	104,000	254,800
Highpower International, Inc.*+	50,000	145,000
Hill International, Inc.*	201,551	588,529
Houston Wire & Cable Co.*	57,100	361,443
Hudson Global, Inc.*	59,416	90,312
Hurco Cos., Inc.	23,734	957,192
InnerWorkings, Inc.*	35,800	129,596
Innovative Solutions & Support, Inc.*	106,400	320,264
Lawson Products, Inc.*	29,506	925,308
LB Foster Co., Class A*	47,600	895,832
LSI Industries, Inc.	134,000	352,420
Mastech Digital, Inc.*	18,500	114,010
Miller Industries, Inc.	16,600	512,110
NL Industries, Inc.*	48,100	186,628

www.bridgeway.com	13

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
Northwest Pipe Co.*	21,200	$508,800
Orion Group Holdings, Inc.*	108,200	315,944
PAM Transportation Services, Inc.*	14,408	705,128
Patriot Transportation Holding, Inc.*	30,871	580,375
Performant Financial Corp.*	305,000	631,350
Perma-Pipe International Holdings, Inc.*	66,100	581,019
PICO Holdings, Inc.*	85,000	841,500
Radiant Logistics, Inc.*	175,000	1,102,500
RCM Technologies, Inc.*	180,710	711,997
Red Violet, Inc.*+	9,813	65,943
Servotronics, Inc.	15,653	190,550
SIFCO Industries, Inc.*	16,024	44,226
Tel-Instrument Electronics Corp.*	15,000	41,250
Transcat, Inc.*	24,800	569,904
Twin Disc, Inc.*	49,600	825,840
Ultralife Corp.*	52,400	538,148
USA Truck, Inc.*	33,871	489,097
Virco Manufacturing Corp.	16,800	72,744
Volt Information Sciences, Inc.*	150,000	705,000
Willdan Group, Inc.*	20,000	741,400
Willis Lease Finance Corp.*	30,100	1,275,939
YRC Worldwide, Inc.*	165,000	1,103,850

		30,580,459

Information Technology - 13.23%
Aerohive Networks, Inc.*+	210,000	951,300
Alithya Group, Inc., Class A*	51,650	162,181
ALJ Regional Holdings, Inc.*	88,000	140,800
Amber Road, Inc.*	123,300	1,069,011
Amtech Systems, Inc.*	91,500	487,695
AstroNova, Inc.	32,800	668,792
Aviat Networks, Inc.*	22,086	339,241
Avid Technology, Inc.*	150,000	1,117,500
Aware, Inc.*	79,579	288,076
AXT, Inc.*	208,006	925,627
Bel Fuse, Inc., Class B	25,000	632,000
BK Technologies Corp.	163,744	651,701
Blonder Tongue Laboratories, Inc.*	20,000	21,800
Brightcove, Inc.*	78,800	662,708
BSQUARE Corp.*	59,500	116,025
CBAK Energy Technology, Inc.*	25,000	25,875
Clearfield, Inc.*+	41,600	611,520
Communications Systems, Inc.	25,000	66,250
Computer Task Group, Inc.*	69,800	300,140

Industry Company	Shares	Value

Information Technology (continued)
CSP, Inc.	38,700	$418,347
CyberOptics Corp.*	42,550	727,605
Digi International, Inc.*	23,700	300,279
DSP Group, Inc.*	58,500	823,095
EMCORE Corp.*	138,702	506,262
Everspin Technologies, Inc.*	41,400	317,124
Frequency Electronics, Inc.*	16,000	189,600
GlobalSCAPE, Inc.	91,180	578,081
GSE Systems, Inc.*	140,125	392,350
GSI Technology, Inc.*	111,417	865,710
ID Systems, Inc.*	93,000	551,490
IEC Electronics Corp.*	53,450	366,132
Information Services Group, Inc.*	171,000	637,830
Innodata, Inc.*	175,955	223,463
Inseego Corp.*+	46,900	221,368
Intellicheck, Inc.*+	49,700	175,441
Intelligent Systems Corp.*+	35,362	1,129,462
Intermolecular, Inc.*	200,000	230,000
Internap Corp.*+	45,000	223,200
inTEST Corp.*	55,600	373,632
Intevac, Inc.*+	65,000	398,450
Issuer Direct Corp.+	25,000	309,250
Key Tronic Corp.*	57,100	352,307
KVH Industries, Inc.*	80,510	820,397
MagnaChip Semiconductor Corp.*+	50,000	370,000
Majesco*	6,000	42,300
Marin Software, Inc.*	44,614	203,886
Napco Security Technologies, Inc.*	49,976	1,036,502
Network-1 Technologies, Inc.	115,000	299,000
Optical Cable Corp.*	20,100	93,867
PAR Technology Corp.*+	26,750	654,305
PCM, Inc.*	52,000	1,904,760
PC-Tel, Inc.	78,100	391,281
Perceptron, Inc.*	55,000	412,500
Pixelworks, Inc.*	163,900	642,488
PRGX Global, Inc.*	118,700	940,104
QAD, Inc., Class B	8,250	255,832
QuickLogic Corp.*+	130,000	79,378
RealNetworks, Inc.*	138,500	430,735
RF Industries, Ltd.	14,100	95,034
Richardson Electronics, Ltd.	99,011	671,295
Rubicon Project, Inc. (The)*	200,000	1,216,000
Seachange International, Inc.*	186,300	247,779
ServiceSource International, Inc.*	250,000	230,350
SMTC Corp.*+	111,000	419,580

14	Quarterly Report | March 31, 2019 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
StarTek, Inc.*+	113,800	$896,744
Steel Connect, Inc.*	249,500	501,495
Synacor, Inc.*	242,400	380,568
Telaria, Inc.*	291,900	1,850,646
Telenav, Inc.*	214,100	1,299,587
TESSCO Technologies, Inc.	50,000	774,000
TransAct Technologies, Inc.	50,000	457,000
Trio-Tech International*+	26,800	89,244
Wayside Technology Group, Inc.	10,298	114,823
Wireless Telecom Group, Inc.*	113,100	174,174
Zix Corp.*	112,782	775,940

		38,320,314

Materials - 3.13%
Advanced Emissions
Solutions, Inc.+	77,075	890,987
AgroFresh Solutions, Inc.*+	152,000	507,680
Ampco-Pittsburgh Corp.*	50,000	165,000
China Green Agriculture, Inc.*	25,000	12,180
Core Molding Technologies, Inc.	45,100	332,838
Flexible Solutions International, Inc.+	45,707	101,927
Flotek Industries, Inc.*+	150,000	486,000
Friedman Industries, Inc.	57,000	437,190
Gold Resource Corp.	203,100	798,183
Gulf Resources, Inc.*	362,900	388,303
Intrepid Potash, Inc.*	105,000	397,950
LSB Industries, Inc.*+	107,500	670,800
Northern Technologies International Corp.	13,950	373,162
Olympic Steel, Inc.	51,100	810,957
Paramount Gold Nevada Corp.*	40,000	33,200
Ramaco Resources, Inc.*	150,800	874,640
Synalloy Corp.	43,500	661,200
Trecora Resources*	30,000	272,700
Universal Stainless & Alloy Products, Inc.*	50,686	839,867

		9,054,764

Real Estate - 1.38%
American Realty Investors, Inc.*	11,113	134,467

Industry Company	Shares	Value

Real Estate (continued)
Consolidated-Tomoka Land Co.	15,449	$912,263
Griffin Industrial Realty, Inc.	17,905	623,989
Maui Land & Pineapple Co., Inc.*	65,700	750,951
Stratus Properties, Inc.*	37,150	981,132
Transcontinental Realty Investors, Inc.*	3,097	96,750
Trinity Place Holdings, Inc.*	91,100	364,400
Twin River Worldwide Holdings, Inc.*	4,494	134,583

		3,998,535

Utilities - 1.57%
Artesian Resources Corp., Class A	19,500	726,765
Cadiz, Inc.*+	71,700	694,056
Genie Energy, Ltd., Class B	98,667	838,670
Global Water Resources, Inc.	86,400	847,584
RGC Resources, Inc.	15,259	404,516
Spark Energy, Inc., Class A+	43,000	383,130
York Water Co. (The)	18,714	642,264

		4,536,985

TOTAL COMMON STOCKS - 99.91% (Cost $249,560,956)		289,381,365

EXCHANGE TRADED FUND - 0.21%
iShares Micro-Cap ETF+	6,525	605,259

TOTAL EXCHANGE TRADED FUND - 0.21%		605,259

(Cost $163,006)

WARRANTS - 0.00%
SAExploration Series A, expire 07/27/21*Δ	848	—
SAExploration Series B, expire 07/27/21*Δ	848	—

TOTAL WARRANTS - 0.00%		—

(Cost $ — )

www.bridgeway.com	15

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

	Rate^	Shares	Value

MONEY MARKET FUND - 0.00%
Fidelity Investments Money Market Government Portfolio Class I	2.34%	393	$393

TOTAL MONEY MARKET FUND - 0.00%			393

(Cost $393)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 8.58%
Fidelity Investments Money Market Government Portfolio Class I**	2.34%	24,865,270	24,865,270

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 8.58%			24,865,270

(Cost $24,865,270)

TOTAL INVESTMENTS - 108.70%			$314,852,287
(Cost $274,589,625)
Liabilities in Excess of Other Assets - (8.70%)			(25,210,572)

NET ASSETS - 100.00%			$289,641,715

*  Non-income producing security.

**  This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2019.

^ Rate disclosed as of March 31, 2019.

Δ   Security was fair valued using significant unobservable inputs (see Note 2). As such, the security is classified as Level 3 in the fair value hierarchy.

+   This security or a portion of the security is out on loan as of March 31, 2019. Total loaned securities had a value of $23,871,672 as of March 31, 2019.

LLC - Limited Liability Company

Summary of inputs used to value the Fund’s investments as of 03/31/2019 (See Note 2 in Notes to Schedule of Investments):
Valuation Inputs

Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks
Consumer Discretionary	$33,724,176	$336,141	$—	$34,060,317
Industrials	30,455,109	125,350	—	30,580,459
Information Technology	37,668,613	651,701	—	38,320,314
Other Industries (a)	186,420,275	—	—	186,420,275

Total Common Stock	288,268,173	1,113,192	—	289,381,365
Exchange Traded Fund	605,259	—	—	605,259
Warrants	—	—	0	0
Money Market Fund	—	393	—	393
Investments Purchased with Cash Proceeds from Securities Lending	—	24,865,270	—	24,865,270

TOTAL	$288,873,432	$25,978,855	$0	$314,852,287

(a) - Please refer to the Schedule of Investments for the industry     classifications of these portfolio holdings.

16	Quarterly Report | March 31, 2019 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)

	Warrants	Total

Balance as of 06/30/2018	$ 0	$ 0
Purchases/ Issuances	—	—
Sales/Expirations	—	—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/ (Depreciation)	—	—
Transfers in	—	—
Transfers out	—	—

Balance as of 03/31/2019	$ —	$ —

Net Change in Unrealized Appreciation (Depreciation) from Investments Held as of 03/31/2019	$ —	$ —

See Notes to Schedule of Investments.

www.bridgeway.com	17

Small-Cap Growth Fund SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

COMMON STOCKS - 99.90%
Communication Services - 5.76%
Entravision Communications
Corp., Class A	154,700	$501,228
Nexstar Media Group, Inc., Class A	6,300	682,731
QuinStreet, Inc.*	37,100	496,769
TechTarget, Inc.*	26,500	431,155
Tribune Publishing Co.*	35,000	412,650

		2,524,533
Consumer Discretionary - 13.77%
America’s Car-Mart, Inc.*	4,500	411,030
Asbury Automotive Group, Inc.*	9,500	658,920
Bloomin’ Brands, Inc.	21,100	431,495
Boot Barn Holdings, Inc.*	24,500	721,280
Cheesecake Factory, Inc. (The)	4,900	239,708
Children’s Place, Inc. (The)	4,900	476,672
Crocs, Inc.*	25,300	651,475
Dave & Buster’s Entertainment, Inc.	11,900	593,453
LCI Industries	1,600	122,912
LGI Homes, Inc.*+	11,600	698,784
Penn National Gaming, Inc.*	2,478	49,808
RH*+	4,900	504,455
Stamps.com, Inc.*	1,500	122,115
Tailored Brands, Inc.+	45,400	355,936

		6,038,043
Consumer Staples - 5.11%
Chefs’ Warehouse, Inc. (The)*	18,800	583,740
Coca-Cola Consolidated, Inc.	2,500	719,575
Medifast, Inc.	3,500	446,425
Performance Food Group Co.*	12,400	491,536

		2,241,276
Energy - 3.70%
Carrizo Oil & Gas, Inc.*	17,200	214,484
CONSOL Energy, Inc.*	10,200	349,044
Par Pacific Holdings, Inc.*	20,600	366,886
ProPetro Holding Corp.*	30,700	691,978

		1,622,392
Financials - 7.65%
Diamond Hill Investment
Group, Inc.	1,000	140,000
Enova International, Inc.*	27,600	629,832
FedNat Holding Co.	13,800	221,352
FirstCash, Inc.	7,300	631,450

Industry Company	Shares	Value

Financials (continued)
Seacoast Banking Corp of Florida*	23,500	$619,225
Universal Insurance Holdings, Inc.	16,000	496,000
Walker & Dunlop, Inc.	12,100	616,011

		3,353,870

Health Care - 23.54%
AMN Healthcare Services, Inc.*	13,800	649,842
AtriCure, Inc.*	4,300	115,197
Axogen, Inc.*	3,800	80,028
BioSpecifics Technologies Corp.*	9,500	592,135
BioTelemetry, Inc.*	9,900	619,938
Corcept Therapeutics, Inc.*+	45,600	535,344
Cutera, Inc.*	6,600	116,556
Emergent BioSolutions, Inc.*	13,700	692,124
Ensign Group, Inc. (The)	12,700	650,113
Genesis Healthcare, Inc.*	479,600	690,624
Haemonetics Corp.*	7,100	621,108
Intersect ENT, Inc.*	4,500	144,675
Jounce Therapeutics, Inc.*	97,800	606,360
Ligand Pharmaceuticals, Inc.*	5,800	729,118
Providence Service Corp. (The)*	9,900	659,538
RTI Surgical, Inc.*	34,500	207,345
Sientra, Inc.*	29,500	253,110
Supernus Pharmaceuticals, Inc.*	14,800	518,592
Surface Oncology, Inc.*	38,700	184,599
Syneos Health, Inc.*	10,200	527,952
Tactile Systems Technology, Inc.*	4,000	210,880
Vericel Corp.*	17,600	308,176
Vocera Communications, Inc.*	19,300	610,459

		10,323,813

Industrials - 18.66%
Allegiant Travel Co.	1,000	129,470
ArcBest Corp.	11,000	338,690
Avis Budget Group, Inc.*	18,300	637,938
Brink’s Co. (The)	3,200	241,312
Comfort Systems USA, Inc.	12,700	665,353
Covanta Holding Corp.	21,640	374,588
DMC Global, Inc.	13,200	655,248
General Finance Corp.*	12,200	113,826
Harsco Corp.*	28,200	568,512
Insperity, Inc.	5,600	692,496

18	Quarterly Report | March 31, 2019 (Unaudited)

Small-Cap Growth Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
Kadant, Inc.	7,300	$642,108
Lindsay Corp.	6,700	648,493
MasTec, Inc.*	3,700	177,970
Meritor, Inc.*	7,400	150,590
Miller Industries, Inc.	6,800	209,780
PAM Transportation Services, Inc.*	5,500	269,170
Patrick Industries, Inc.*	5,000	226,600
Saia, Inc.*	10,400	635,440
Systemax, Inc.	9,900	224,136
Tennant Co.	7,400	459,466
Willis Lease Finance Corp.*	2,900	122,931

		8,184,117
Information Technology - 14.92%
3D Systems Corp.*+	50,700	545,532
ACI Worldwide, Inc.*	18,100	594,947
Alarm.com Holdings, Inc.*	3,500	227,150
Bottomline Technologies, Inc.*	13,400	671,206
Calix, Inc.*	17,100	131,670
Cirrus Logic, Inc.*	10,000	420,700
Extreme Networks, Inc.*	43,700	327,313
InterDigital, Inc.	9,700	640,006
Limelight Networks, Inc.*	204,800	661,504
MAXIMUS, Inc.	9,200	653,016
QAD, Inc., Class A	13,700	590,059
SMART Global Holdings, Inc.*	24,200	464,640
Unisys Corp.*	52,900	617,343

		6,545,086
Materials - 5.86%
Forterra, Inc.*+	161,200	680,264
Kronos Worldwide, Inc.	47,000	658,940
Ryerson Holding Corp.*	74,700	639,432
Verso Corp., Class A*	27,700	593,334

		2,571,970
Real Estate - 0.93%
HFF, Inc., Class A	8,500	405,875

TOTAL COMMON STOCKS - 99.90%		43,810,975

(Cost $41,389,064)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.21%
Fidelity Investments Money Market Government Portfolio Class I	2.34%	92,849	$92,849

TOTAL MONEY MARKET FUND - 0.21%			92,849

(Cost $92,849)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 5.83%
Fidelity Investments Money Market Government Portfolio Class I**	2.34%	2,554,670	2,554,670

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 5.83%			2,554,670

(Cost $2,554,670)

TOTAL INVESTMENTS - 105.94%			$46,458,494
(Cost $44,036,583)
Liabilities in Excess of Other Assets - (5.94%)			(2,603,619)

NET ASSETS - 100.00%			$43,854,875

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2019.
^	Rate disclosed as of March 31, 2019.
+	This security or a portion of the security is out on loan as of March 31, 2019. Total loaned securities had a value of $2,338,618 as of March 31, 2019.

www.bridgeway.com	19

Small-Cap Growth Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Summary of inputs used to value the Fund’s investments as of 03/31/2019 (See Note 2 in Notes to Schedule of Investments):
	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks (a)	$43,810,975	$—	$—	$43,810,975
Money Market Fund	—	92,849	—	92,849
Investments Purchased with Cash Proceeds from Securities Lending	—	2,554,670	—	2,554,670

TOTAL	$43,810,975	$2,647,519	$—	$46,458,494

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

See Notes to Schedule of Investments.

20	Quarterly Report | March 31, 2019 (Unaudited)

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

COMMON STOCKS - 99.36%
Communication Services - 4.44%
Entravision Communications Corp., Class A	184,100	$596,484
Gannett Co., Inc.	70,600	744,124
Marcus Corp. (The)	21,500	861,075
NII Holdings, Inc.*	77,000	150,920

		2,352,603

Consumer Discretionary - 13.10%
American Axle & Manufacturing Holdings, Inc.*	35,900	513,729
Barnes & Noble Education, Inc.*	67,900	285,180
Caleres, Inc.	11,900	293,811
Chico’s FAS, Inc.	153,000	653,310
Conn’s, Inc.*	21,200	484,632
Fossil Group, Inc.*	34,200	469,224
GameStop Corp., Class A+	40,700	413,512
Hibbett Sports, Inc.*	42,000	958,020
J. Jill, Inc.+	58,600	321,714
KB Home	26,800	647,756
Kirkland’s, Inc.*	17,100	120,213
Office Depot, Inc.	154,300	560,109
Shoe Carnival, Inc.+	21,100	718,033
Tower International, Inc.	23,500	494,205

		6,933,448

Consumer Staples - 2.69%
Darling Ingredients, Inc.*	32,700	707,955
Ingles Markets, Inc., Class A	9,100	251,342
Natural Health Trends Corp.	35,900	465,264

		1,424,561

Energy - 5.83%
Arch Coal, Inc., Class A	7,900	721,033
California Resources Corp.*	26,200	673,602
Denbury Resources, Inc.*	112,200	230,010
Overseas Shipholding Group, Inc., Class A*	79,700	182,513
Renewable Energy Group, Inc.*+	30,800	676,368
Rowan Cos. Plc, Class A*	55,900	603,161

		3,086,687

Financials - 27.95%
Ambac Financial Group, Inc.*	19,900	360,588
American Equity Investment Life Holding Co.	25,600	691,712
Argo Group International Holdings, Ltd.	11,735	829,195

Industry Company	Shares	Value

Financials (continued)
Arlington Asset Investment
Corp., Class A	93,100	$741,076
Banco Latinoamericano de Comercio Exterior SA, Class E	27,700	551,784
Bancorp, Inc. (The)*	66,600	538,128
Banner Corp.	11,700	633,789
Essent Group, Ltd.*	17,300	751,685
EZCORP, Inc., Class A*	15,600	145,392
FedNat Holding Co.	16,900	271,076
First BanCorp Puerto Rico	74,100	849,186
GAIN Capital Holdings, Inc.+	93,000	584,040
GAMCO Investors, Inc., Class A	23,000	471,500
HomeStreet, Inc.*	22,200	584,970
Independence Holding Co.	20,800	733,200
MidSouth Bancorp, Inc.	14,200	162,022
Mr Cooper Group, Inc.*	2,978	28,559
National General Holdings Corp.	32,400	768,852
National Western Life Group, Inc., Class A	2,600	682,422
Ocwen Financial Corp.*	271,000	493,220
OFG Bancorp	38,800	767,852
Oppenheimer Holdings, Inc., Class A	29,750	774,095
Piper Jaffray Cos	11,000	801,130
Provident Financial Services, Inc.	11,800	305,502
Walker & Dunlop, Inc.	15,300	778,923
Waterstone Financial, Inc.	8,300	136,618
Western New England Bancorp, Inc.	39,000	359,970

		14,796,486

Health Care - 6.35%
Akorn, Inc.*	120,200	423,104
AMAG Pharmaceuticals, Inc.*	59,900	771,512
ArQule, Inc.*	172,400	825,796
Concert Pharmaceuticals, Inc.*	10,500	126,735
Lannett Co., Inc.*+	29,700	233,739
Meridian Bioscience, Inc.	34,000	598,740
National Research Corp.	3,500	135,100
RTI Surgical, Inc.*	40,700	244,607

		3,359,333

Industrials - 14.88%
ACCO Brands Corp.	76,500	654,840

www.bridgeway.com	21

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
Aircastle, Ltd.	27,100	$548,504
Echo Global Logistics, Inc.*	6,000	148,680
Foundation Building Materials, Inc.*	37,400	368,016
GATX Corp.	10,500	801,885
Gorman-Rupp Co. (The)	9,300	315,642
InnerWorkings, Inc.*	94,300	341,366
Kimball International, Inc., Class B	53,800	760,732
Mistras Group, Inc.*	51,100	705,691
Quad/Graphics, Inc.+	56,000	666,400
Radiant Logistics, Inc.*	115,100	725,130
SkyWest, Inc.	15,900	863,211
Titan Machinery, Inc.*	24,500	381,220
Triton International, Ltd./Bermuda	10,000	311,000
TrueBlue, Inc.*	12,100	286,044

		7,878,361

Information Technology - 7.25%
Amkor Technology, Inc.*	41,300	352,702
Control4 Corp.*	25,700	435,101
CTS Corp.	10,800	317,196
Harmonic, Inc.*	166,700	903,514
Information Services Group, Inc.*+	7,500	27,975
Tech Data Corp.*	7,700	788,557
TTM Technologies, Inc.*	36,100	423,453
Unisys Corp.*	50,600	590,502

		3,839,000

Materials - 4.85%
Gold Resource Corp.	170,000	668,100
SunCoke Energy, Inc.*	74,700	634,203
Verso Corp., Class A*	18,400	394,128
Warrior Met Coal, Inc.	28,700	872,480

		2,568,911

Real Estate - 8.30%
Armada Hoffler Properties, Inc.	9,000	140,310
Cousins Properties, Inc.	81,300	785,358
Global Net Lease, Inc.	29,700	561,330
Industrial Logistics Properties Trust	19,597	395,271
Monmouth Real Estate Investment Corp.	59,400	782,892
National Health Investors, Inc.	7,400	581,270
Office Properties Income Trust	10,140	280,270
PS Business Parks, Inc.	900	141,147

Industry Company	Shares	Value

Real Estate (continued)
Washington Prime Group, Inc.+	103,700	$585,905
Whitestone REIT	11,700	140,634

		4,394,387

Utilities - 3.72%
ALLETE, Inc.	6,100	501,603
Atlantic Power Corp.*+	298,000	750,960
Portland General Electric Co.	13,800	715,392

		1,967,955

TOTAL COMMON STOCKS - 99.36%		52,601,732

(Cost $54,272,527)

	Rate^	Shares	Value

MONEY MARKET FUND - 1.32%
Fidelity Investments Money Market Government Portfolio Class I	2.34%	696,494	696,494

TOTAL MONEY MARKET FUND - 1.32%			696,494

(Cost $696,494)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 5.37%
Fidelity Investments Money Market Government Portfolio Class I**	2.34%	2,845,575	2,845,575

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 5.37%			2,845,575

(Cost $2,845,575)

TOTAL INVESTMENTS - 106.05%			$56,143,801
(Cost $57,814,596)
Liabilities in Excess of Other Assets - (6.05%)			(3,204,094)

NET ASSETS - 100.00%			$52,939,707

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2019.
^	Rate disclosed as of March 31, 2019.
+	This security or a portion of the security is out on loan as of March 31, 2019. Total loaned securities had a value of $2,717,001 as of March 31, 2019.

22	Quarterly Report | March 31, 2019 (Unaudited)

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Summary of inputs used to value the Fund’s investments as of 03/31/2019 (See Note 2 in Notes to Schedule of Investments):
	Valuation Inputs

	Investment in Securities (Value)

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$52,601,732	$—	$ —	$52,601,732
Money Market Fund	—	696,494	—	696,494
Investments Purchased with Cash Proceeds from Securities Lending	—	2,845,575	—	2,845,575

TOTAL	$52,601,732	$3,542,069	$ —	$56,143,801

See Notes to Schedule of Investments.

www.bridgeway.com	23

Blue Chip 35 Index Fund SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

COMMON STOCKS - 100.00%
Communication Services - 16.67%
Alphabet, Inc., Class A*	9,530	$11,215,762
Alphabet, Inc., Class C*	9,559	11,215,670
AT&T, Inc.	444,305	13,933,405
Comcast Corp., Class A	354,350	14,166,913
Facebook, Inc., Class A*	94,300	15,718,867
Verizon Communications, Inc.	233,039	13,779,596
Walt Disney Co. (The)	124,350	13,806,580

		93,836,793

Consumer Discretionary - 8.65%
Amazon.com, Inc.*	11,750	20,923,812
Home Depot, Inc. (The)	72,600	13,931,214
McDonald’s Corp.	72,700	13,805,730

		48,660,756

Consumer Staples - 10.67%
Coca-Cola Co. (The)	295,564	13,850,129
PepsiCo, Inc.	113,375	13,894,106
Procter & Gamble Co. (The)	177,806	18,500,714
Walmart, Inc.	141,669	13,816,978

		60,061,927

Energy - 5.00%
Chevron Corp.	116,295	14,325,218
Exxon Mobil Corp.	171,237	13,835,950

		28,161,168

Financials - 14.02%
Bank of America Corp.	712,508	19,658,096
Berkshire Hathaway, Inc.,
Class B*	68,550	13,771,010
Citigroup, Inc.	222,600	13,850,172
JPMorgan Chase & Co.	178,745	18,094,356
Wells Fargo & Co.	280,359	13,546,947

		78,920,581

Health Care - 10.59%
Johnson & Johnson	99,102	13,853,469
Merck & Co., Inc.	207,635	17,269,003
Pfizer, Inc.	338,474	14,374,991
UnitedHealth Group, Inc.	57,000	14,093,820

		59,591,283

Industrials - 10.17%
3M Co.	66,500	13,817,370
Boeing Co. (The)	38,600	14,722,812
United Parcel Service, Inc., Class B	127,063	14,198,020
United Technologies Corp.	112,460	14,494,969

		57,233,171

Industry Company	Shares	Value

Information Technology - 24.23%
Apple, Inc.	104,600	$19,868,770
Cisco Systems, Inc.	268,408	14,491,348
Intel Corp.	270,593	14,530,844
International Business Machines Corp.	98,717	13,928,969
Microsoft Corp.	191,445	22,579,023
Oracle Corp.	269,213	14,459,430
QUALCOMM, Inc.	243,400	13,881,102
Visa, Inc., Class A	144,750	22,608,502

		136,347,988

TOTAL COMMON STOCKS - 100.00%		562,813,667

(Cost $293,578,237)

Rate^		Shares	Value
MONEY MARKET FUND - 0.00%
Fidelity Investments Money
Market Government Portfolio
Class I	2.34%	509	509

TOTAL MONEY MARKET FUND - 0.00%			509

(Cost $509)

TOTAL INVESTMENTS - 100.00%			$562,814,176
(Cost $293,578,746)
Other Assets in Excess of Liabilities - 0.00%			7,525

NET ASSETS - 100.00%			$562,821,701

*	Non-income producing security.
^	Rate disclosed as of March 31, 2019.

Summary of inputs used to value the Fund’s investments as of 03/31/2019 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks (a)	$562,813,667	$—	$—	$562,813,667
Money Market Fund	—	509	—	509

TOTAL	$562,813,667	$509	$—	$562,814,176

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

See Notes to Schedule of Investments.

24	Quarterly Report | March 31, 2019 (Unaudited)

Managed Volatility Fund SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

COMMON STOCKS - 59.83%
Communication Services - 4.91%
Alphabet, Inc., Class A*	260	$305,991
Alphabet, Inc., Class C*	260	305,061
AT&T, Inc.#	6,440	201,958
CenturyLink, Inc.	1,200	14,388
Comcast Corp., Class A	1,700	67,966
Discovery, Inc., Class C*	1,514	38,486
Electronic Arts, Inc.*#	800	81,304
Facebook, Inc., Class A*#	1,500	250,035
Fox Corp., Class A*	267	9,789
Omnicom Group, Inc.#	900	65,691
Verizon Communications, Inc.	1,600	94,608
Walt Disney Co. (The)#	1,166	129,490

		1,564,767

Consumer Discretionary - 6.24%
Adient PLC	495	6,415
Amazon.com, Inc.*	300	534,225
Aptiv PLC	200	15,898
AutoZone, Inc.*	200	204,824
Booking Holdings, Inc.*	100	174,491
Carnival Corp.	600	30,432
Delphi Technologies PLC	166	3,197
Dollar General Corp.	500	59,650
eBay, Inc.#	700	25,998
Ford Motor Co.#	39,900	350,322
Garrett Motion, Inc.*	80	1,178
Goodyear Tire & Rubber Co. (The)	200	3,630
Hasbro, Inc.#	700	59,514
Macy’s, Inc.#	1,000	24,030
McDonald’s Corp.	500	94,950
NIKE, Inc., Class B#	1,500	126,315
Ross Stores, Inc.#	500	46,550
Starbucks Corp.#	700	52,038
Target Corp.	500	40,130
TJX Cos., Inc. (The)#	800	42,568
Wynn Resorts, Ltd.	200	23,864
Yum China Holdings, Inc.#	800	35,928
Yum! Brands, Inc.	300	29,943

		1,986,090
Consumer Staples - 4.21%
Archer-Daniels-Midland Co.	700	30,191
Campbell Soup Co.#	1,900	72,447
Church & Dwight Co., Inc.#	500	35,615
Coca-Cola Co. (The)	900	42,174
Colgate-Palmolive Co.#	700	47,978
Constellation Brands, Inc., Class A	500	87,665
Costco Wholesale Corp.	500	121,070

Industry Company	Shares	Value
Consumer Staples (continued)
General Mills, Inc.#	1,600	$82,800
JM Smucker Co. (The)	400	46,600
Kimberly-Clark Corp.#	800	99,120
Kroger Co. (The)#	800	19,680
McCormick & Co., Inc., Non-Voting Shares#	1,000	150,630
Mondelez International, Inc., Class A#	2,500	124,800
PepsiCo, Inc.#	1,300	159,315
Procter & Gamble Co. (The)#	1,100	114,455
Walmart, Inc.#	1,100	107,283

		1,341,823

Energy - 3.44%
Anadarko Petroleum Corp.	700	31,836
Chevron Corp.#	1,278	157,424
ConocoPhillips#	1,287	85,894
Continental Resources, Inc.*#	7,000	313,390
EOG Resources, Inc.	500	47,590
Exxon Mobil Corp.#	2,400	193,920
Halliburton Co.#	700	20,510
Helmerich & Payne, Inc.	300	16,668
Kinder Morgan, Inc.	1,800	36,018
Marathon Petroleum Corp.#	1,700	101,745
Phillips 66	593	56,436
Valero Energy Corp.	400	33,932

		1,095,363

Financials - 8.30%
Allstate Corp. (The)	300	28,254
American Express Co.#	600	65,580
Aon PLC#	500	85,350
Athene Holding, Ltd., Class A*#	5,700	232,560
Bank of America Corp.#	2,300	63,457
BB&T Corp.#	800	37,224
Berkshire Hathaway, Inc., Class B*#	500	100,445
BlackRock, Inc.	300	128,211
Capital One Financial Corp.#	700	57,183
Charles Schwab Corp. (The)#	1,800	76,968
Chubb, Ltd.#	761	106,601
Citigroup, Inc.#	2,810	174,838
Comerica, Inc.	300	21,996
Goldman Sachs Group, Inc. (The)	500	95,995
Huntington Bancshares, Inc.	3,200	40,576

www.bridgeway.com	25

Managed Volatility Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Intercontinental Exchange, Inc.#	3,000	$228,420
JPMorgan Chase & Co.#	700	70,861
KeyCorp.	3,300	51,975
Marsh & McLennan Cos., Inc.	700	65,730
MetLife, Inc.#	6,000	255,420
Morgan Stanley#	1,600	67,520
PNC Financial Services Group, Inc. (The)	500	61,330
Principal Financial Group, Inc.#	400	20,076
Progressive Corp. (The)#	1,220	87,950
S&P Global, Inc.	500	105,275
State Street Corp.#	700	46,067
U.S. Bancorp#	1,900	91,561
Wells Fargo & Co.#	3,671	177,383

		2,644,806

Health Care - 8.40%
Abbott Laboratories#	1,900	151,886
AbbVie, Inc.	1,600	128,944
Allergan PLC	300	43,923
Amgen, Inc.	500	94,990
Anthem, Inc.	300	86,094
Baxter International, Inc.#	600	48,786
Becton Dickinson & Co.#	773	193,041
Biogen, Inc.*	400	94,552
Bristol-Myers Squibb Co.#	1,479	70,563
Celgene Corp.*#	1,100	103,774
Cigna Corp.	299	48,085
CVS Health Corp.#	700	37,751
Danaher Corp.	500	66,010
DaVita, Inc.*#	1,100	59,719
Gilead Sciences, Inc.	700	45,507
HCA Healthcare, Inc.#	2,500	325,950
Johnson & Johnson#	1,300	181,727
Merck & Co., Inc.#	2,200	182,974
Pfizer, Inc.#	2,500	106,175
Stryker Corp.	660	130,363
Thermo Fisher Scientific, Inc.	500	136,860
UnitedHealth Group, Inc.	500	123,630
WellCare Health Plans, Inc.*#	800	215,800

		2,677,104

Industrials - 5.87%
3M Co.	500	103,890
AerCap Holdings NV*#	1,100	51,194
Boeing Co. (The)	300	114,426
Deere & Co.	400	63,936

Industry Company	Shares	Value

Industrials (continued)
Emerson Electric Co.#	1,000	$68,470
FedEx Corp.#	600	108,846
General Electric Co.	900	8,991
Honeywell International, Inc.#	800	127,136
Ingersoll-Rand PLC	200	21,590
Johnson Controls International PLC#	754	27,853
Lockheed Martin Corp.	270	81,043
Northrop Grumman Corp.	700	188,720
NOW, Inc.*	200	2,792
Raytheon Co.	300	54,624
Resideo Technologies, Inc.*	133	2,566
Southwest Airlines Co.#	1,400	72,674
Union Pacific Corp.#	500	83,600
United Continental Holdings, Inc.*#	3,500	279,230
United Technologies Corp.#	1,140	146,935
Wabtec Corp.	4	295
Waste Management, Inc.#	800	83,128
XPO Logistics, Inc.*#	3,300	177,342

		1,869,281

Information Technology - 13.55%
Adobe, Inc.*#	800	213,192
Apple, Inc.#	5,200	987,740
Applied Materials, Inc.#	1,600	63,456
Cisco Systems, Inc.#	4,300	232,157
Citrix Systems, Inc.#	500	49,830
Cognizant Technology Solutions Corp., Class A#	700	50,715
Dell Technologies, Inc., Class C*	143	8,393
DXC Technology Co.	171	10,997
Hewlett Packard Enterprise Co.	4,200	64,806
HP, Inc.#	2,000	38,860
Intel Corp.#	3,300	177,210
International Business Machines Corp.#	1,300	183,430
Intuit, Inc.	400	104,564
Juniper Networks, Inc.#	2,700	71,469
LogMeIn, Inc.	189	15,139
Mastercard, Inc., Class A#	800	188,360
Micro Focus International PLC, ADR	196	5,055
Micron Technology, Inc.*#	18,200	752,206
Microsoft Corp.#	2,800	330,232
NetApp, Inc.	400	27,736
Oracle Corp.#	860	46,191
PayPal Holdings, Inc.*#	1,100	114,224
Perspecta, Inc.	85	1,719

26	Quarterly Report | March 31, 2019 (Unaudited)

Managed Volatility Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
QUALCOMM, Inc.#	1,700	$96,951
salesforce.com, Inc.*#	1,300	205,881
Texas Instruments, Inc.#	670	71,067
Visa, Inc., Class A#	1,300	203,047

		4,314,627

Materials - 1.67%
AdvanSix, Inc.*	48	1,371
DowDuPont, Inc.#	2,500	133,275
Ecolab, Inc.	100	17,654
International Paper Co.#	1,200	55,524
Linde PLC#	600	105,558
Sherwin-Williams Co. (The)	300	129,213
Steel Dynamics, Inc.#	2,500	88,175

		530,770

Real Estate - 1.55%
American Tower Corp.#	800	157,648
Crown Castle International Corp.	500	64,000
Public Storage	500	108,890
Simon Property Group, Inc.#	900	163,989

		494,527

Utilities - 1.69%
AES Corp.	4,300	77,744
American Electric Power Co., Inc.#	1,000	83,750
Dominion Energy, Inc.	720	55,195
Duke Energy Corp.#	1,083	97,470
Exelon Corp.#	1,000	50,130
NextEra Energy, Inc.	300	57,996
Public Service Enterprise Group, Inc.	900	53,469
Sempra Energy	500	62,930

		538,684

TOTAL COMMON STOCKS - 59.83%		19,057,842

(Cost $12,735,796)

Due Date	Discount Rate or Coupon Rate		Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS - 28.15%
U.S. Treasury Bills - 28.15%
04/11/2019	2.425	%(a)	$2,000,000	$1,998,681
05/30/2019	2.420	%(a)	3,000,000	2,988,434
06/20/2019	2.425	%(a)	2,000,000	1,989,493
06/27/2019	2.425	%(a)	2,000,000	1,988,653

				8,965,261

TOTAL U.S. GOVERNMENT OBLIGATIONS - 28.15%				8,965,261

(Cost $8,963,273)

Rate^		Shares	Value

MONEY MARKET FUND - 9.58%
Fidelity Investments Money
Market Government Portfolio Class I	2.34%	3,052,228	3,052,228

TOTAL MONEY MARKET FUND — 9.58%			3,052,228

(Cost $3,052,228)

TOTAL INVESTMENTS BEFORE OPTIONS
WRITTEN - 97.56%			$31,075,331

(Cost $24,751,297)

WRITTEN OPTIONS - (1.46%)
TOTAL WRITTEN OPTIONS - (1.46%)			$(464,776)

(Premiums Received $(444,389))
TOTAL INVESTMENTS - 96.10%			$30,610,555
(Cost $24,306,908)
Other Assets in Excess of Liabilities - 3.90%			1,241,497

NET ASSETS - 100.00%			$31,852,052

*	Non-income producing security.
#	Security subject to call or put option written by the Fund.
^	Rate disclosed as of March 31, 2019.
(a)	Rate represents the effective yield at purchase.

PLC - Public Limited Company

ADR - American Depositary Receipt

www.bridgeway.com	27

Managed Volatility Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
EXCHANGE TRADED PUT OPTIONS WRITTEN - (0.47%)

Advanced Micro Devices, Inc.	80	$(204,160)	$19.00	04/18/19	$(160)
Amdocs, Ltd.	55	(297,605)	55.00	04/18/19	(7,975)
Bank of America Corp.	50	(137,950)	28.00	06/21/19	(7,700)
Berkshire Hathaway, Inc., Class B	15	(301,335)	200.00	04/18/19	(3,825)
Bunge, Ltd.	15	(79,605)	52.50	04/18/19	(1,125)
Cadence Design Systems, Inc.	52	(330,252)	60.00	05/17/19	(6,760)
CDW Corp.	33	(318,021)	95.00	06/21/19	(13,200)
Charles Schwab Corp. (The)	25	(106,900)	43.00	06/21/19	(5,250)
Chemours Co. (The)	65	(241,540)	38.00	04/18/19	(10,400)
Chipotle Mexican Grill, Inc.	5	(355,155)	620.00	06/21/19	(7,600)
CME Group, Inc.	20	(329,160)	165.00	06/21/19	(13,400)
Delta Air Lines, Inc.	37	(191,105)	48.00	04/18/19	(1,147)
Delta Air Lines, Inc.	30	(154,950)	45.00	04/18/19	(180)
Eli Lilly & Co.	25	(324,400)	120.00	05/17/19	(3,125)
EPAM Systems, Inc.	20	(338,260)	165.00	04/18/19	(5,500)
General Motors Co.	60	(222,600)	38.00	04/18/19	(6,720)
Genuine Parts Co.	30	(336,090)	105.00	05/17/19	(2,790)
Halliburton Co.	100	(293,000)	27.50	06/21/19	(10,300)
HD Supply Holdings, Inc.	15	(65,025)	42.50	06/21/19	(2,325)
Kohl’s Corp.	50	(343,850)	65.00	05/17/19	(8,000)
Linde PLC	10	(175,930)	170.00	04/18/19	(1,200)
Santander Consumer USA Holdings, Inc.	60	(126,780)	18.00	04/18/19	(600)
Starbucks Corp.	40	(297,360)	67.50	04/18/19	(400)
TD Ameritrade Holding Corp.	35	(174,965)	54.00	04/26/19	(15,050)
Torchmark Corp.	40	(327,800)	80.00	05/17/19	(6,200)
VeriSign, Inc.	18	(326,808)	175.00	05/17/19	(6,750)
Xilinx, Inc.	5	(63,395)	125.00	06/21/19	(3,500)

Total Exchange Traded Put Options Written (Premiums received $(201,992))					$(151,182)

EXCHANGE TRADED CALL OPTIONS WRITTEN - (0.98%)

Abbott Laboratories	5	$(39,970)	$80.00	06/21/19	$(1,500)
Adobe, Inc.	3	(79,947)	260.00	04/26/19	(3,405)
AerCap Holdings NV	11	(51,194)	45.00	05/17/19	(3,190)
American Electric Power Co., Inc.	3	(25,125)	82.50	05/17/19	(807)
American Express Co.	3	(32,790)	108.00	04/05/19	(666)
American Tower Corp.	3	(59,118)	165.00	04/18/19	(9,060)
Aon PLC	3	(51,210)	175.00	04/18/19	(330)
Apple, Inc.	28	(531,860)	175.00	04/18/19	(43,428)
Apple, Inc.	6	(113,970)	180.00	04/18/19	(6,600)
Applied Materials, Inc.	5	(19,830)	42.00	04/18/19	(160)
AT&T, Inc.	19	(59,584)	32.00	04/18/19	(190)
Athene Holding, Ltd., Class A	57	(232,560)	45.00	04/18/19	(570)
Bank of America Corp.	7	(19,313)	29.00	04/18/19	(112)
Baxter International, Inc.	3	(24,393)	77.50	05/17/19	(1,500)
BB&T Corp.	3	(13,959)	52.50	06/21/19	(54)
Becton Dickinson & Co.	3	(74,919)	250.00	04/18/19	(1,020)

28	Quarterly Report | March 31, 2019 (Unaudited)

Managed Volatility Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Exchange Traded Call Options Written (continued)
Bristol-Myers Squibb Co.	5	$(23,855)	$52.50	05/17/19	$(235)
Campbell Soup Co.	5	(19,065)	35.00	05/17/19	(1,850)
Capital One Financial Corp.	3	(24,507)	85.00	04/26/19	(342)
Celgene Corp.	3	(28,302)	87.50	05/17/19	(2,520)
Chevron Corp.	5	(61,590)	125.00	05/17/19	(1,160)
Chubb, Ltd.	3	(42,024)	135.00	05/17/19	(1,971)
Church & Dwight Co., Inc.	5	(35,615)	65.00	04/18/19	(3,250)
Cisco Systems, Inc.	13	(70,187)	48.00	04/18/19	(7,670)
Citigroup, Inc.	9	(55,998)	65.00	04/18/19	(405)
Citrix Systems, Inc.	3	(29,898)	105.00	04/18/19	(99)
Cognizant Technology Solutions Corp., Class A	3	(21,735)	75.00	04/18/19	(90)
Colgate-Palmolive Co.	3	(20,562)	67.50	04/18/19	(438)
ConocoPhillips	4	(26,696)	72.50	04/18/19	(32)
Continental Resources, Inc.	34	(152,218)	43.00	04/18/19	(9,010)
Continental Resources, Inc.	26	(116,402)	41.00	04/12/19	(10,920)
CVS Health Corp.	3	(16,179)	70.00	04/18/19	(6)
DaVita, Inc.	4	(21,716)	57.50	04/18/19	(260)
DowDuPont, Inc.	3	(15,993)	57.50	05/17/19	(168)
Duke Energy Corp.	3	(27,000)	85.00	04/18/19	(1,437)
eBay, Inc.	3	(11,142)	38.00	05/17/19	(333)
Electronic Arts, Inc.	3	(30,489)	100.00	05/17/19	(2,064)
Emerson Electric Co.	3	(20,541)	70.00	06/21/19	(480)
Exelon Corp.	3	(15,039)	46.00	04/18/19	(1,260)
Exxon Mobil Corp.	7	(56,560)	82.50	05/17/19	(721)
Facebook, Inc., Class A	5	(83,345)	175.00	04/26/19	(1,385)
FedEx Corp.	3	(54,423)	180.00	05/17/19	(2,085)
Ford Motor Co.	370	(324,860)	9.00	04/18/19	(3,700)
General Mills, Inc.	5	(25,875)	45.00	04/18/19	(3,420)
Halliburton Co.	3	(8,790)	30.00	05/17/19	(321)
Hasbro, Inc.	3	(25,506)	90.00	04/18/19	(60)
HCA Healthcare, Inc.	25	(325,950)	130.00	06/21/19	(16,025)
Honeywell International, Inc.	3	(47,676)	155.00	04/18/19	(1,575)
HP, Inc.	6	(11,658)	23.00	04/18/19	(6)
Intel Corp.	10	(53,700)	52.50	04/18/19	(1,690)
Intercontinental Exchange, Inc.	30	(228,420)	75.00	06/21/19	(8,580)
International Business Machines Corp.	4	(56,440)	125.00	04/18/19	(6,480)
International Paper Co.	3	(13,881)	47.50	04/18/19	(90)
Johnson & Johnson	3	(41,937)	140.00	04/18/19	(618)
Johnson Controls International PLC	3	(11,082)	36.00	04/18/19	(384)
JPMorgan Chase & Co.	3	(30,369)	105.00	05/17/19	(330)
Juniper Networks, Inc.	8	(21,176)	29.00	04/18/19	(56)
Kimberly-Clark Corp.	3	(37,170)	120.00	04/18/19	(1,422)
Kroger Co. (The)	3	(7,380)	30.00	04/18/19	(9)
Macy’s, Inc.	10	(24,030)	24.00	05/17/19	(1,530)
Marathon Petroleum Corp.	5	(29,925)	60.00	04/26/19	(1,155)
Mastercard, Inc., Class A	3	(70,635)	210.00	04/18/19	(7,560)
McCormick & Co., Inc., Non-Voting Shares	10	(150,630)	140.00	05/17/19	(10,300)

www.bridgeway.com	29

Managed Volatility Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Exchange Traded Call Options Written (continued)
Merck & Co., Inc.	7	$(58,219)	$82.50	05/17/19	$(1,778)
MetLife, Inc.	60	(255,420)	47.50	04/18/19	(180)
Micron Technology, Inc.	143	(591,019)	40.00	05/17/19	(45,045)
Micron Technology, Inc.	12	(49,596)	40.00	04/26/19	(3,060)
Microsoft Corp.	8	(94,352)	110.00	04/18/19	(6,400)
Mondelez International, Inc., Class A	8	(39,936)	48.00	05/17/19	(2,160)
Morgan Stanley	7	(29,540)	43.00	05/17/19	(805)
NIKE, Inc., Class B	5	(42,105)	87.50	05/17/19	(575)
Omnicom Group, Inc.	3	(21,897)	75.00	04/18/19	(255)
Oracle Corp.	3	(16,113)	54.00	04/26/19	(231)
PayPal Holdings, Inc.	3	(31,152)	100.00	05/17/19	(1,950)
PepsiCo, Inc.	4	(49,020)	120.00	04/18/19	(1,412)
Pfizer, Inc.	8	(33,976)	42.00	05/17/19	(1,096)
Principal Financial Group, Inc.	4	(20,076)	50.00	04/18/19	(464)
Procter & Gamble Co. (The)	3	(31,215)	100.00	04/18/19	(1,299)
Progressive Corp. (The)	4	(28,836)	72.50	05/17/19	(920)
QUALCOMM, Inc.	5	(28,515)	52.50	04/18/19	(2,565)
Ross Stores, Inc.	3	(27,930)	95.00	05/17/19	(630)
salesforce.com, Inc.	4	(63,348)	165.00	04/18/19	(488)
Simon Property Group, Inc.	3	(54,663)	185.00	04/18/19	(420)
Southwest Airlines Co.	4	(20,764)	60.00	04/18/19	(24)
Starbucks Corp.	3	(22,302)	67.50	04/18/19	(2,130)
State Street Corp.	3	(19,743)	70.00	05/17/19	(342)
Steel Dynamics, Inc.	25	(88,175)	38.00	04/18/19	(375)
Texas Instruments, Inc.	3	(31,821)	100.00	04/18/19	(2,070)
TJX Cos., Inc. (The)	8	(42,568)	48.75	04/18/19	(3,760)
U.S. Bancorp	5	(24,095)	52.50	04/18/19	(15)
Union Pacific Corp.	3	(50,160)	172.50	04/05/19	(33)
United Continental Holdings, Inc.	35	(279,230)	82.50	06/21/19	(11,165)
United Technologies Corp.	3	(38,667)	130.00	04/18/19	(456)
Visa, Inc., Class A	3	(46,857)	150.00	04/18/19	(2,115)
Walmart, Inc.	3	(29,259)	100.00	05/17/19	(435)
Walt Disney Co. (The)	3	(33,309)	120.00	04/18/19	(99)
Waste Management, Inc.	3	(31,173)	95.00	04/18/19	(2,598)
WellCare Health Plans, Inc.	8	(215,800)	250.00	06/21/19	(22,720)
Wells Fargo & Co.	11	(53,152)	50.00	04/18/19	(495)
XPO Logistics, Inc.	33	(177,342)	57.50	04/18/19	(1,980)
Yum China Holdings, Inc.	3	(13,473)	35.00	04/18/19	(2,955)

Total Exchange Traded Call Options Written (Premiums received $(242,397))					$(313,594)

30	Quarterly Report | March 31, 2019 (Unaudited)

Managed Volatility Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Summary of inputs used to value the Fund’s investments as of 03/31/2019 (See Note 2 in Notes to Schedule of Investments):

	Assets Table

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$19,057,842	$ —	$—	$19,057,842
U.S. Government Obligations	—	8,965,261	—	8,965,261
Money Market Fund	—	3,052,228	—	3,052,228

TOTAL	$19,057,842	$12,017,489	$—	$31,075,331

	Liabilities Table

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Options Written	$(458,591)	$(6,185)	$—	$(464,776)

TOTAL	$(458,591)	$(6,185)	$—	$(464,776)

See Notes to Schedule of Investments.

www.bridgeway.com	31

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “ Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with nine investment funds as of March 31, 2019. The Aggressive Investors 1, Ultra-Small Company, Ultra-Small Company Market, Small-Cap Growth, Small-Cap Value, Blue Chip 35 Index and Managed Volatility Funds are presented in this report (each is referred to as a “Fund” and collectively, the “Funds”). The Omni Small-Cap Value and Omni Tax-Managed Small-Cap Value Funds are included in a separate report.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of March 31, 2019, 100,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares have been classified into the Blue Chip 35 Index Fund. 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Small-Cap Value, Omni Tax-Managed Small-Cap Value, Small-Cap Growth, and Small-Cap Value Funds. 50,000,000 shares have been classified into the Managed Volatility Fund.

The Ultra-Small Company Fund is open to existing investors (direct only).

All of the Funds are no-load, diversified funds.

The Aggressive Investors 1 Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three year intervals or more).

The Ultra-Small Company, Ultra-Small Company Market, Small-Cap Growth and Small-Cap Value Funds seek to provide a long-term total return on capital, primarily through capital appreciation.

The Blue Chip 35 Index Fund seeks to provide long-term total return on capital, primarily through capital appreciation, but also some income.

The Managed Volatility Fund seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

Securities, Options, Futures and Other Investments Valuation Other than options, securities for which market quotations are readily available are valued at the last sale price on the national exchange on which such securities are primarily traded. In the case of securities reported on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system, the securities are valued based on the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their primary exchange, or NOCP, in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Fixed income securities are valued on the basis of current market quotations provided by a pricing service. Options are valued at the close if there is trading volume and, if there is no trading volume, the options are valued at the bid on long positions and the ask on the short positions.

32	Quarterly Report | March 31, 2019 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2019 (Unaudited)

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to fair valued security for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs, are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

The Fidelity Investments Money Market Government Portfolio - Class I, which is held by each Fund, invests primarily in securities that are valued at amortized cost. Therefore, this investment is classified as a Level 2 investment.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the results of the Funds’ operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of March 31, 2019 is included with each Fund’s Schedule of Investments.

The Funds’ policy is to recognize transfers into, and transfers out of, each level of hierarchy as of the beginning of the reporting period. For the period ended March 31, 2019, there were no transfers between Level 1 and Level 2 in any of the Funds. Details regarding material transfers into, and material transfers out of, Level 3, if any, can be found at the end of each Schedule of Investments for Funds that held Level 3 securities.

www.bridgeway.com	33

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2019 (Unaudited)

Risks and Uncertainties The Funds provide for various investment options, including stocks, bonds and call and put options. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date. Particularly related to the Managed Volatility Fund, discounts and premiums are accreted/amortized on the effective interest method.

Fund expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets or other appropriate basis.

Futures Contracts The Funds may purchase or sell financial futures contracts to hedge cash positions, manage market risk, and to dampen volatility in line with investment objectives. A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund’s exposure in these financial instruments. A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, such Fund agrees to receive from, or pay to, the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized appreciation or depreciation. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty risk to the Funds, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of March 31, 2019, the Funds had no open futures contracts.

Options The Aggressive Investors 1 Fund may buy and sell calls and puts to increase or decrease the Fund’s exposure to stock market risk or for purposes of diversification of risk. The Managed Volatility Fund may buy and sell calls and puts to reduce the Fund’s volatility and provide some cash flow. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in such Fund’s Schedule of Investments as an investment and subsequently marked-to-market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by such Fund is included in its Statement of Assets and Liabilities as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date, or if such Fund enters into a closing purchase transaction, that Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option that a Fund has written is assigned, such Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that a Fund has written is assigned, the amount of the premium originally received reduces the cost of the security that such Fund purchased upon exercise of the option. Buying calls increases a Fund’s exposure to the underlying security to the extent of any premium paid. Buying puts on a stock market index tends to limit a Fund’s exposure to a stock market decline. All options purchased by the Funds were listed on exchanges and considered liquid positions with readily available market quotes.

Covered Call Options and Secured Puts The Aggressive Investors 1 and Managed Volatility Funds may write call options on a covered basis, that is, a Fund will own the underlying security, or a Fund may write secured puts. The principal reason for writing covered calls and secured puts on a security is to attempt to realize income through the receipt of premiums. The option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as the obligation as a writer continues, but has retained the risk of loss should the price of the security decline. All options were listed on exchanges and considered liquid positions with readily available market quotes.

34	Quarterly Report | March 31, 2019 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2019 (Unaudited)

Outstanding written options as of March 31, 2019 for the Managed Volatility Fund are included in the Schedule of Investments. The Aggressive Investors 1 Fund had no transactions in written options during the period ended March 31, 2019.

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended (‘‘Internal Revenue Code’’), applicable to regulated investment companies, and to distribute income to the extent necessary so that the Funds are not subject to federal income tax. Therefore, no federal income tax provision is required.

www.bridgeway.com	35

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

COMMON STOCKS - 98.79%
Communication Services - 5.84%
A.H. Belo Corp., Class A	65,500	$243,660
Alaska Communications Systems Group, Inc.*	377,100	724,032
AMC Entertainment Holdings, Inc., Class A+	306,900	4,557,465
ATN International, Inc.	28,500	1,607,115
Beasley Broadcast Group, Inc., Class A	2,500	9,950
Cars.com, Inc.*	210,000	4,788,000
Consolidated Communications Holdings, Inc.+	310,000	3,382,100
DHI Group, Inc.*	110,000	267,300
Emmis Communications Corp., Class A*	102,700	367,666
Entercom Communications Corp., Class A	192,495	1,010,599
Entravision Communications Corp., Class A	59,700	193,428
Eros International PLC*+	161,100	1,472,454
EW Scripps Co. (The), Class A	157,500	3,307,500
Gannett Co., Inc.	404,700	4,265,538
Gray Television, Inc.*	346,200	7,394,832
Iridium Communications, Inc.*	391,325	10,346,633
Marcus Corp. (The)	130,150	5,212,508
New Media Investment Group, Inc.	208,500	2,189,250
Saga Communications, Inc., Class A	8,761	290,778
Salem Media Group, Inc.	24,800	63,364
Scholastic Corp.	102,800	4,087,328
SPAR Group, Inc.*	46,500	30,690
Townsquare Media, Inc., Class A	165,456	946,408
Tribune Publishing Co.*	15,000	176,850
Urban One, Inc.*	101,800	203,600

		57,139,048

Consumer Discretionary - 16.87%
Abercrombie & Fitch Co., Class A	210,000	5,756,100
AMCON Distributing Co.	1,350	116,356
American Axle & Manufacturing Holdings, Inc.*	262,200	3,752,082
American Outdoor Brands Corp.*	154,327	1,441,414
American Public Education, Inc.*	37,600	1,132,512
Ark Restaurants Corp.	12,600	245,574
Ascena Retail Group, Inc.*	1,132,500	1,223,100

Industry Company	Shares	Value

Consumer Discretionary (continued)
Barnes & Noble Education, Inc.*	136,824	$574,661
Barnes & Noble, Inc.	172,900	938,847
Bassett Furniture Industries, Inc.	80,500	1,321,005
BBX Capital Corp.	351,039	2,078,151
Beazer Homes USA, Inc.*	120,000	1,381,200
Big Lots, Inc.	80,000	3,041,600
BJ’s Restaurants, Inc.	44,000	2,080,320
Boot Barn Holdings, Inc.*	54,000	1,589,760
Buckle, Inc. (The)+	75,400	1,411,488
Build-A-Bear Workshop, Inc.*	49,500	301,950
Caleres, Inc.	163,500	4,036,815
Canterbury Park Holding Corp.	3,900	56,628
Carriage Services, Inc.	40,000	770,000
Carrols Restaurant Group, Inc.*	86,900	866,393
Cato Corp. (The), Class A	80,000	1,198,400
Century Casinos, Inc.*	124,600	1,128,876
Chico’s FAS, Inc.	316,200	1,350,174
China Automotive Systems, Inc.*+	37,500	120,750
China XD Plastics Co., Ltd.*	163,000	399,350
Citi Trends, Inc.	78,840	1,522,400
Conn’s, Inc.*	103,000	2,354,580
Container Store Group, Inc. (The)*	141,150	1,242,120
Cooper Tire & Rubber Co.	151,350	4,523,852
Cooper-Standard Holdings, Inc.*	51,000	2,394,960
Crown Crafts, Inc.	13,050	67,338
CSS Industries, Inc.	11,800	70,682
Del Frisco’s Restaurant Group, Inc.*	39,700	254,477
Del Taco Restaurants, Inc.*	182,300	1,833,938
Delta Apparel, Inc.*	29,900	664,378
Designer Brands, Inc.	186,500	4,144,030
Destination Maternity Corp.*	9,800	21,364
Destination XL Group, Inc.*	139,800	342,510
Dillard’s, Inc., Class A+	68,000	4,897,360
El Pollo Loco Holdings, Inc.*	90,500	1,177,405
Escalade, Inc.	3,600	40,212
Ethan Allen Interiors, Inc.	82,500	1,578,225
EVINE Live, Inc.*	202,700	95,005
Express, Inc.*	217,000	928,760
Flanigan’s Enterprises, Inc.+	2,500	57,950
Flexsteel Industries, Inc.	4,800	111,312
Fossil Group, Inc.*	195,000	2,675,400
Full House Resorts, Inc.*	71,000	143,420

www.bridgeway.com	1

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
GameStop Corp., Class A+	270,000	$2,743,200
Gaming Partners International Corp.	1,200	15,624
Genesco, Inc.*	60,000	2,733,000
Good Times Restaurants, Inc.*	106,000	256,520
Group 1 Automotive, Inc.	59,000	3,817,300
Haverty Furniture Cos., Inc.	98,400	2,152,992
Hibbett Sports, Inc.*	76,900	1,754,089
Houghton Mifflin Harcourt Co.*	445,000	3,235,150
International Speedway Corp., Class A	118,456	5,168,235
J Alexander’s Holdings, Inc.*	49,950	490,509
J. Jill, Inc.+	110,000	603,900
JAKKS Pacific, Inc.*	118,700	119,887
K12, Inc.*	121,217	4,137,136
KB Home	175,900	4,251,503
Kirkland’s, Inc.*	79,000	555,370
Lakeland Industries, Inc.*	30,050	352,787
Lands’ End, Inc.*	161,200	2,677,532
La-Z-Boy, Inc.	9,500	313,405
Libbey, Inc.*	30,000	85,200
Lifetime Brands, Inc.	60,900	575,505
Live Ventures, Inc.*+	3,200	24,576
Luby’s, Inc.*	75,800	109,152
MarineMax, Inc.*	80,000	1,532,800
MDC Holdings, Inc.	142,300	4,135,238
Meritage Homes Corp.*	123,442	5,519,092
Modine Manufacturing Co.*	142,900	1,982,023
Movado Group, Inc.	45,000	1,637,100
Nautilus, Inc.*	58,400	324,704
Nevada Gold & Casinos, Inc.*	38,300	95,367
Office Depot, Inc.	1,600,000	5,808,000
P&F Industries, Inc., Class A	696	5,686
Papa Murphy’s Holdings, Inc.*+	80,000	419,200
Party City Holdco, Inc.*	258,200	2,050,108
Peak Resorts, Inc.	114,000	518,700
Red Robin Gourmet Burgers, Inc.*	17,000	489,770
Regis Corp.*	153,150	3,012,460
Rent-A-Center, Inc.*	65,500	1,366,985
Rocky Brands, Inc.	28,300	678,068
RTW RetailWinds, Inc.*	126,700	304,080
Shiloh Industries, Inc.*	71,500	393,250
Shoe Carnival, Inc.+	63,600	2,164,308
Signet Jewelers, Ltd.	105,000	2,851,800
Sonic Automotive, Inc., Class A	132,600	1,963,806

Industry Company	Shares	Value

Consumer Discretionary (continued)
SORL Auto Parts, Inc.*+	129,900	$374,112
Speedway Motorsports, Inc.	145,700	2,108,279
Stage Stores, Inc.+	100,000	103,000
Stein Mart, Inc.*+	83,200	82,376
Stoneridge, Inc.*	40,000	1,154,400
Strattec Security Corp.+	25,900	760,942
Superior Industries International, Inc.	67,500	321,300
Tandy Leather Factory, Inc.*	8,000	48,000
Tilly’s, Inc., Class A	125,300	1,394,589
Tower International, Inc.	87,000	1,829,610
TravelCenters of America, LLC*	152,400	626,364
TRI Pointe Group, Inc.*	266,000	3,362,240
Tuesday Morning Corp.*	236,000	500,320
Unifi, Inc.*	31,900	617,265
US Auto Parts Network, Inc.*	98,900	99,889
Vera Bradley, Inc.*	149,200	1,976,900
Vista Outdoor, Inc.*	214,087	1,714,837
Vitamin Shoppe, Inc.*	100,000	704,000
VOXX International Corp.*	75,100	346,962
William Lyon Homes, Class A*	80,500	1,237,285
Zumiez, Inc.*	119,400	2,971,866

		165,214,837

Consumer Staples - 2.22%
Alico, Inc.	10,461	284,644
Andersons, Inc. (The)	88,100	2,839,463
Coffee Holding Co., Inc.*	10,000	54,100
Dean Foods Co.	245,000	742,350
Hostess Brands, Inc.*	367,300	4,591,250
Ingles Markets, Inc., Class A	79,900	2,206,838
Mannatech, Inc.	8,400	147,000
Natural Alternatives International, Inc.*	18,100	208,150
Natural Grocers by Vitamin Cottage, Inc.*	25,000	298,750
Natural Health Trends Corp.+	3,000	38,880
Nature’s Sunshine Products, Inc.*	3,000	27,870
Seneca Foods Corp., Class A*	40,100	986,460
Smart & Final Stores, Inc.*	162,394	802,226
SpartanNash Co.	145,946	2,316,163
United Natural Foods, Inc.*	78,300	1,035,126
Village Super Market, Inc., Class A	45,709	1,249,227

2	Quarterly Report | March 31, 2019 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Staples (continued)
Weis Markets, Inc.	95,225	$3,886,132

		21,714,629

Energy - 13.32%
Adams Resources & Energy, Inc.	23,100	902,286
Approach Resources, Inc.*	214,026	75,701
Arch Coal, Inc., Class A	55,500	5,065,485
Archrock, Inc.	447,000	4,371,660
Ardmore Shipping Corp.*	172,688	1,063,758
Bonanza Creek Energy, Inc.*	60,000	1,361,400
Callon Petroleum Co.*	401,000	3,027,550
Carrizo Oil & Gas, Inc.*	235,800	2,940,426
Clean Energy Fuels Corp.*	300,000	927,000
CONSOL Energy, Inc.*	45,000	1,539,900
Contango Oil & Gas Co.*	212,000	667,800
Dawson Geophysical Co.*	45,600	133,608
Delek US Holdings, Inc.	32,080	1,168,354
Denbury Resources, Inc.*	1,690,000	3,464,500
DHT Holdings, Inc.	347,322	1,549,056
Diamond Offshore Drilling, Inc.*+	326,000	3,419,740
Dorian LPG, Ltd.*	130,500	837,810
Earthstone Energy, Inc., Class A*	75,000	531,000
Ensco PLC, Class A+	248,000	974,640
EP Energy Corp., Class A*	464,000	120,640
Era Group, Inc.*	60,800	701,632
Euronav NV	125,442	1,022,352
Exterran Corp.*	92,000	1,550,200
Extraction Oil & Gas, Inc.*	390,400	1,651,392
Frontline, Ltd.*	180,000	1,162,800
GasLog, Ltd.	274,300	4,789,278
Gran Tierra Energy, Inc.*	1,299,900	2,950,773
Green Plains, Inc.	140,200	2,338,536
Gulf Island Fabrication, Inc.*	15,000	137,550
Gulfport Energy Corp.*	390,000	3,127,800
Halcon Resources Corp.*+	280,000	378,000
Hallador Energy Co.	166,600	876,316
Helix Energy Solutions Group, Inc.*	545,500	4,314,905
HighPoint Resources Corp.*	452,546	1,000,127
Independence Contract Drilling, Inc.*+	83,319	230,794
International Seaways, Inc.*	438	7,507
Keane Group, Inc.*	200,000	2,178,000
Lonestar Resources US, Inc., Class A*	117,000	469,170
Mammoth Energy Services, Inc.+	176,000	2,930,400
Matador Resources Co.*	37,000	715,210
Matrix Service Co.*	62,500	1,223,750

Industry Company	Shares	Value

Energy (continued)
McDermott International, Inc.*	325,131	$2,418,975
Midstates Petroleum Co., Inc.*	66,000	644,820
Mitcham Industries, Inc.*	15,100	59,343
Montage Resources Corp.*+	35,913	540,132
Nabors Industries, Ltd.	810,000	2,786,400
NACCO Industries, Inc., Class A	34,445	1,316,488
Natural Gas Services Group, Inc.*	68,800	1,190,928
Noble Corp. PLC*	979,000	2,809,730
Oil States International, Inc.*	121,000	2,052,160
Overseas Shipholding Group, Inc., Class A*	455,916	1,044,048
Pacific Ethanol, Inc.*	86,900	85,162
Par Pacific Holdings, Inc.*	119,900	2,135,419
Penn Virginia Corp.*	20,000	882,000
Pioneer Energy Services Corp.*	243,100	430,287
ProPetro Holding Corp.*	170,000	3,831,800
QEP Resources, Inc.*	475,000	3,700,250
Renewable Energy Group, Inc.*	163,885	3,598,915
REX American Resources Corp.*	33,920	2,734,291
Ring Energy, Inc.*	50,000	293,500
Rowan Cos. Plc, Class A*	207,900	2,243,241
SandRidge Energy, Inc.*	34,550	277,091
SEACOR Holdings, Inc.*	53,400	2,257,752
SemGroup Corp., Class A	212,500	3,132,250
Ship Finance International, Ltd.	434,400	5,360,496
SilverBow Resources, Inc.*	46,400	1,067,200
SM Energy Co.	257,000	4,494,930
Smart Sand, Inc.*+	40,000	178,000
SRC Energy, Inc.*	608,500	3,115,520
Superior Energy Services, Inc.*	310,000	1,447,700
Teekay Corp.+	340,000	1,332,800
TETRA Technologies, Inc.*	200,000	468,000
TransAtlantic Petroleum, Ltd.*	35,000	30,314
Unit Corp.*	175,725	2,502,324
US Silica Holdings, Inc.+	79,500	1,380,120
VAALCO Energy, Inc.*	300,000	672,000

		130,413,192

Financials - 27.42%
1347 Property Insurance Holdings, Inc.*	24,300	127,818
1st Constitution Bancorp	3,000	53,310

www.bridgeway.com	3

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
1st Source Corp.	39,347	$1,767,074
ACNB Corp.	3,000	111,000
A-Mark Precious Metals, Inc.*	5,000	59,500
American Equity Investment Life Holding Co.	850	22,967
American National Bankshares, Inc.	21,752	759,580
American River Bankshares	21,300	276,900
AmeriServ Financial, Inc.	138,000	554,760
Argo Group International Holdings, Ltd.	71,884	5,079,323
Arlington Asset Investment Corp., Class A	94,200	749,832
Atlantic Capital Bancshares, Inc.*	109,800	1,957,734
Atlas Financial Holdings, Inc.*	6,500	15,990
B. Riley Financial, Inc.	10,402	173,609
Banc of California, Inc.	179,500	2,484,280
Banco Latinoamericano de Comercio Exterior SA, Class E	117,000	2,330,640
Bancorp, Inc. (The)*	169,500	1,369,560
Bank of Commerce Holdings+	83,450	880,398
Bankwell Financial Group, Inc.	1,800	52,524
Banner Corp.	32,000	1,733,440
Bar Harbor Bankshares	61,966	1,603,060
BCB Bancorp, Inc.	60,400	809,360
Berkshire Hills Bancorp, Inc.	138,065	3,760,891
Blucora, Inc.*	29,297	977,934
Blue Capital Reinsurance Holdings, Ltd.+	12,173	82,046
BSB Bancorp, Inc.*	8,200	269,288
C&F Financial Corp.	4,200	212,520
Cadence BanCorp.	166,000	3,079,300
Camden National Corp.	30,100	1,255,772
Cannae Holdings, Inc.*	61,700	1,496,842
Capital City Bank Group, Inc.	83,150	1,811,007
Capstar Financial Holdings, Inc.	29,000	418,760
CB Financial Services, Inc.	14,000	332,220
Central Pacific Financial Corp.	15,000	432,600
Central Valley Community Bancorp	50,000	977,500
Century Bancorp, Inc., Class A	15,200	1,109,600
Chemung Financial Corp.	13,500	633,555

Industry Company	Shares	Value

Financials (continued)
Citizens Community Bancorp, Inc.	40,000	$477,200
Citizens, Inc.*+	106,040	707,287
Civista Bancshares, Inc.	57,523	1,255,727
CNB Financial Corp.	73,800	1,864,926
Codorus Valley Bancorp, Inc.	13,405	286,197
Colony Bankcorp, Inc.	1,500	25,650
Community Bankers Trust Corp.	40,800	298,656
Community Financial Corp. (The)	12,500	354,625
Community West Bancshares	2,000	20,360
ConnectOne Bancorp, Inc.	105,200	2,072,440
Consumer Portfolio Services, Inc.*	191,650	668,858
County Bancorp, Inc.	12,237	215,371
Cowen, Inc.*	144,000	2,086,560
Crawford & Co., Class A	47,600	439,824
Crawford & Co., Class B	16,400	149,732
Customers Bancorp, Inc.*	81,700	1,495,927
Dime Community Bancshares, Inc.	97,900	1,833,667
DNB Financial Corp.	13,465	508,573
Donegal Group, Inc., Class A	99,000	1,331,550
Eagle Bancorp Montana, Inc.	3,000	50,820
Elevate Credit, Inc.*	5,600	24,304
EMC Insurance Group, Inc.	49,550	1,579,654
Emclaire Financial Corp.+	200	6,160
Employers Holdings, Inc.	114,900	4,608,639
Encore Capital Group, Inc.*	73,000	1,987,790
Enova International, Inc.*	152,807	3,487,056
Entegra Financial Corp.*	25,000	561,250
Enterprise Bancorp, Inc.	33,275	955,991
ESSA Bancorp, Inc.	33,100	509,740
EZCORP, Inc., Class A*	194,169	1,809,655
Farmers National Banc Corp.	150	2,068
FBL Financial Group, Inc., Class A	75,806	4,754,552
Federal Agricultural Mortgage Corp., Class C	34,000	2,462,620
FedNat Holding Co.	40,900	656,036
Fidelity Southern Corp.	76,123	2,085,009
Financial Institutions, Inc.	39,300	1,068,174
First BanCorp Puerto Rico	566,400	6,490,944
First Bancorp, Inc.	5,500	137,060
First Bank	59,400	684,882

4	Quarterly Report | March 31, 2019 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
First Busey Corp.	140,100	$3,418,440
First Business Financial Services, Inc.	22,400	448,448
First Capital, Inc.	35	1,802
First Community Bankshares, Inc.	30,000	994,200
First Community Corp.	600	11,442
First Financial Corp.	37,000	1,554,000
First Financial Northwest, Inc.	35,182	554,116
First Guaranty Bancshares, Inc.	5,499	112,730
First Internet Bancorp+	14,500	280,285
First Mid-Illinois Bancshares, Inc.	16,476	548,980
First Northwest Bancorp	2,000	31,140
First United Corp.	14,876	256,760
First US Bancshares, Inc.	4,368	43,680
Flushing Financial Corp.	75,897	1,664,421
Franklin Financial Network, Inc.	40,000	1,160,400
FS Bancorp, Inc.	9,150	461,892
FS KKR Capital Corp.	470,000	2,843,500
FSB Bancorp, Inc.*	1,000	17,090
GAIN Capital Holdings, Inc.+	139,805	877,975
Global Indemnity, Ltd.	44,100	1,339,758
Great Southern Bancorp, Inc.	36,900	1,915,110
Great Western Bancorp, Inc.	78,000	2,464,020
Hallmark Financial Services, Inc.*	57,800	601,120
Hanmi Financial Corp.	75,000	1,595,250
Hawthorn Bancshares, Inc.	16,328	379,463
HCI Group, Inc.	23,000	982,790
Heartland Financial USA, Inc.	101,300	4,320,445
Hennessy Advisors, Inc.	4,000	37,000
Heritage Insurance Holdings, Inc.	60,000	876,000
Hilltop Holdings, Inc.	112,100	2,045,825
Hingham Institution for Savings	30	5,160
HMN Financial, Inc.*	23,800	512,414
Home Bancorp, Inc.	31,994	1,063,800
HomeStreet, Inc.*	73,100	1,926,185
HomeTrust Bancshares, Inc.	2,961	74,617
Hope Bancorp, Inc.	210,000	2,746,800
HopFed Bancorp, Inc.	18,100	356,570
Horace Mann Educators Corp.	104,600	3,682,966

Industry Company	Shares	Value

Financials (continued)
Horizon Bancorp, Inc.	27,087	$435,830
Independence Holding Co.	15,050	530,512
Independent Bank Group, Inc.	2,200	112,838
INTL. FCStone, Inc.*	28,500	1,104,660
James River Group Holdings, Ltd.	100,600	4,032,048
Kingstone Cos., Inc.	16,100	237,314
Ladenburg Thalmann Financial Services, Inc.	354,000	1,001,820
Lakeland Bancorp, Inc.	125,250	1,869,982
Landmark Bancorp, Inc.	1,214	27,691
LCNB Corp.	8,000	137,200
Live Oak Bancshares, Inc.+	63,600	929,196
Mackinac Financial Corp.	40,800	642,192
Manning & Napier, Inc.	209,000	438,900
Marlin Business Services Corp.+	51,280	1,102,520
Mercantile Bank Corp.	2,200	71,984
Meta Financial Group, Inc.	79,431	1,563,202
Metropolitan Bank Holding Corp.*	26,400	918,456
Mid Penn Bancorp, Inc.	12,300	301,350
Middlefield Banc Corp.	17,000	700,570
Midland States Bancorp, Inc.	78,658	1,892,511
MidSouth Bancorp, Inc.+	25,512	291,092
MidWestOne Financial Group, Inc.	49,860	1,358,685
MMA Capital Holdings, Inc.*+	1,700	51,493
Mr Cooper Group, Inc.*	307,066	2,944,763
MutualFirst Financial, Inc.	18,900	566,433
MVB Financial Corp.	42,718	651,450
National Commerce Corp.*	5,000	196,050
National Holdings Corp.*	2,000	6,000
National Security Group, Inc. (The)	200	2,390
National Western Life Group, Inc., Class A	11,614	3,048,327
Navigators Group, Inc. (The)	74,700	5,219,289
Nelnet, Inc., Class A	37,800	2,081,646
Nicholas Financial, Inc.*+	43,400	390,600
Nicolet Bankshares, Inc.*	19,355	1,153,558
NMI Holdings, Inc., Class A*	205,000	5,303,350
Northeast Bancorp	12,500	258,500
Northrim BanCorp, Inc.	30,445	1,047,917
Northwest Bancshares, Inc.	236,000	4,004,920
Ocwen Financial Corp.*	677,900	1,233,778
OFG Bancorp	153,500	3,037,765
Old Second Bancorp, Inc.	79,750	1,004,052

www.bridgeway.com	5

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
On Deck Capital, Inc.*	417,200	$2,261,224
Oppenheimer Holdings, Inc., Class A	49,093	1,277,400
Opus Bank	133,000	2,633,400
Orrstown Financial Services, Inc.	35,500	659,945
Ottawa Bancorp, Inc.	1,000	13,270
Pacific Premier Bancorp, Inc.	55,800	1,480,374
Parke Bancorp, Inc.	61,909	1,293,279
Pathfinder Bancorp, Inc.	3,000	39,150
Patriot National Bancorp, Inc.	13,000	198,380
PB Bancorp, Inc.	15,500	171,895
Peapack Gladstone Financial Corp.	60,894	1,596,641
Penns Woods Bancorp, Inc.	2,023	83,145
Peoples Bancorp of North Carolina, Inc.	24,017	638,852
Peoples Bancorp, Inc.	43,400	1,344,098
Peoples Financial Services Corp.	22,900	1,035,996
People’s United Financial, Inc.	3,622	59,546
Piper Jaffray Cos	51,400	3,743,462
PRA Group, Inc.*	67,000	1,796,270
Premier Financial Bancorp, Inc.	49,650	780,002
Protective Insurance Corp., Class B+	75,300	1,394,556
Provident Financial Holdings, Inc.	51,000	1,015,920
Provident Financial Services, Inc.	118,900	3,078,321
Prudential Bancorp, Inc.	4,600	79,810
Regional Management Corp.*	55,000	1,343,100
Reliant Bancorp, Inc.	2,500	55,800
Renasant Corp.	2,300	77,855
Republic Bancorp, Inc., Class A	66,142	2,957,870
Riverview Bancorp, Inc.	87,000	635,970
S&T Bancorp, Inc.	20,045	792,379
Safety Insurance Group, Inc.	2,356	205,302
Salisbury Bancorp, Inc.	1,183	48,740
Sandy Spring Bancorp, Inc.	29,400	919,632
SB Financial Group, Inc.	30,400	547,808
SB One Bancorp	5,000	108,600
Security National Financial Corp., Class A*	95,147	449,094
Severn Bancorp, Inc.	35,000	331,625
Shore Bancshares, Inc.	67,012	999,149
SI Financial Group, Inc.	55,700	719,087

Industry Company	Shares	Value

Financials (continued)
Sierra Bancorp	53,600	$1,302,480
Sound Financial Bancorp, Inc.	1,000	33,950
Southern National Bancorp of Virginia, Inc.	56,958	834,435
Standard AVB Financial Corp.	900	24,273
State Auto Financial Corp.	83,550	2,750,466
Stewardship Financial Corp.	1,000	9,250
Stewart Information Services Corp.	87,150	3,720,434
Summit Financial Group, Inc.	29,515	782,443
Territorial Bancorp, Inc.	21,200	570,492
TheStreet, Inc.*	67,490	157,252
Timberland Bancorp, Inc.	39,000	1,091,220
Tiptree, Inc.	124,100	785,553
Towne Bank	1,642	40,640
TriCo Bancshares	600	23,574
TriState Capital Holdings, Inc.*	30,000	612,900
Two River Bancorp	29,505	467,654
Union Bankshares Corp.	35,874	1,159,806
United Community Banks, Inc.	111,972	2,791,462
United Community Financial Corp.	43,524	406,949
United Financial Bancorp, Inc.	195,400	2,803,990
United Fire Group, Inc.	78,800	3,444,348
United Insurance Holdings Corp.	84,700	1,346,730
Universal Insurance Holdings, Inc.	86,316	2,675,796
Univest Financial Corp.	74,979	1,833,986
Veritex Holdings, Inc.	52,930	1,281,965
Waddell & Reed Financial, Inc., Class A	217,000	3,751,930
Walker & Dunlop, Inc.	84,475	4,300,622
Waterstone Financial, Inc.	49,000	806,540
Wellesley Bank+	1,000	30,530
WesBanco, Inc.	80,996	3,219,591
Western New England Bancorp, Inc.	165,000	1,522,950
World Acceptance Corp.*	26,100	3,057,093

		268,455,707

Health Care - 3.71%
Acorda Therapeutics, Inc.*	112,000	1,488,480
AMAG Pharmaceuticals, Inc.*	143,000	1,841,840
AngioDynamics, Inc.*	105,300	2,407,158

6	Quarterly Report | March 31, 2019 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
Brookdale Senior Living, Inc.*	646,000	$4,250,680
Concert Pharmaceuticals, Inc.*	140,100	1,691,007
Cross Country Healthcare, Inc.*	114,700	806,341
FONAR Corp.*	30,400	622,288
InfuSystem Holdings, Inc.*	71,100	356,211
Kewaunee Scientific Corp.	3,000	63,180
Magellan Health, Inc.*	71,300	4,700,096
Mallinckrodt PLC*	245,000	5,326,300
National HealthCare Corp.	25,500	1,934,940
PDL BioPharma, Inc.*	591,000	2,198,520
Prestige Consumer Healthcare, Inc.*	119,900	3,586,209
Quorum Health Corp.*	25,000	35,000
Surgery Partners, Inc.*+	202,241	2,281,278
Triple-S Management Corp., Class B*	122,300	2,790,886

		36,380,414

Industrials - 15.76%
Acacia Research Corp.*	35,000	114,100
ACCO Brands Corp.	364,300	3,118,408
Aegion Corp.*	99,341	1,745,421
AeroCentury Corp.*	4,300	49,450
Air T, Inc.*	2,800	84,700
Aircastle, Ltd.	226,100	4,576,264
Alpha Pro Tech, Ltd.*	20,743	74,675
AMREP Corp.*	25,500	146,625
Apogee Enterprises, Inc.	84,300	3,160,407
ARC Document Solutions, Inc.*	168,000	374,640
ArcBest Corp.	94,500	2,909,655
Armstrong Flooring, Inc.*	90,000	1,224,000
Arotech Corp.*	94,300	276,299
Art’s-Way Manufacturing Co., Inc.*	15,000	30,900
ASV Holdings, Inc.*	53,000	145,750
Atkore International Group, Inc.*	85,000	1,830,050
Atlas Air Worldwide Holdings, Inc.*	70,600	3,569,536
BMC Stock Holdings, Inc.*	200,300	3,539,301
Briggs & Stratton Corp.	149,300	1,766,219
CAI International, Inc.*	82,600	1,916,320
CBIZ, Inc.*	143,273	2,899,846
Cemtrex, Inc.*+	21,000	10,500
Chicago Rivet & Machine Co.	1,000	28,230
Civeo Corp.*	564,830	1,186,143

Industry Company	Shares	Value

Industrials (continued)
Commercial Vehicle Group, Inc.*	67,300	$516,191
Costamare, Inc.	402,500	2,093,000
Covenant Transportation Group, Inc., Class A*	93,900	1,782,222
CRA International, Inc.	43,800	2,213,652
DLH Holdings Corp.*	83,500	534,400
Ducommun, Inc.*	50,550	2,199,936
Eagle Bulk Shipping, Inc.*+	255,000	1,185,750
Eastern Co. (The)	18,401	506,396
Ecology and Environment, Inc., Class A	34,500	379,500
Ennis, Inc.	136,892	2,841,878
EnPro Industries, Inc.	24,800	1,598,360
Foundation Building Materials, Inc.*	105,200	1,035,168
FreightCar America, Inc.*	35,881	221,027
FTI Consulting, Inc.*	68,500	5,262,170
Genco Shipping & Trading, Ltd.*+	105,000	783,300
General Finance Corp.*	115,764	1,080,078
Goldfield Corp. (The)*	121,000	267,410
Great Lakes Dredge & Dock Corp.*	220,550	1,965,100
Greenbrier Cos, Inc. (The)	105,300	3,393,819
Griffon Corp.	42,000	776,160
Hawaiian Holdings, Inc.	133,000	3,491,250
HC2 Holdings, Inc.*	100,600	246,470
Heidrick & Struggles International, Inc.	6,250	239,562
Herc Holdings, Inc.*	67,500	2,631,150
Hertz Global Holdings, Inc.*	169,000	2,935,530
Highpower International, Inc.*	55,923	162,177
Hub Group, Inc., Class A*	90,000	3,676,500
Hurco Cos., Inc.	27,857	1,123,473
Huron Consulting Group, Inc.*	32,800	1,548,816
Hyster-Yale Materials Handling, Inc.	5,000	311,800
ICF International, Inc.	36,229	2,756,302
IES Holdings, Inc.*	2,717	48,281
Innovative Solutions & Support, Inc.*	25,000	75,250
Kelly Services, Inc., Class A	102,800	2,267,768
LB Foster Co., Class A*	38,400	722,688
Limbach Holdings, Inc.*	14,800	113,368
LS Starrett Co. (The), Class A*	15,000	115,500
Manitowoc Co., Inc. (The)*	35,000	574,350
Marten Transport, Ltd.	162,561	2,898,463

www.bridgeway.com	7

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
Matson, Inc.	137,100	$4,947,939
Matthews International Corp., Class A	75,000	2,771,250
Milacron Holdings Corp.*	210,000	2,377,200
Miller Industries, Inc.	7,300	225,205
MYR Group, Inc.*	50,000	1,731,500
Navigant Consulting, Inc.	202,028	3,933,485
NL Industries, Inc.*	5,000	19,400
Northwest Pipe Co.*	21,800	523,200
Orion Group Holdings, Inc.*	37,072	108,250
PAM Transportation Services, Inc.*	20,905	1,023,091
Pangaea Logistics Solutions, Ltd.*+	2,000	6,140
Park-Ohio Holdings Corp.	51,000	1,651,380
Patriot Transportation Holding, Inc.*	7,500	141,000
Performant Financial Corp.*	97,367	201,550
Powell Industries, Inc.	25,000	663,750
Preformed Line Products Co.	5,135	272,617
Quad/Graphics, Inc.	138,800	1,651,720
Quanex Building Products Corp.	75,000	1,191,750
Rush Enterprises, Inc., Class A	139,600	5,836,676
Rush Enterprises, Inc., Class B	46,500	1,931,145
Safe Bulkers, Inc.*	340,200	496,692
Scorpio Bulkers, Inc.	365,000	1,401,600
Servotronics, Inc.	1,000	12,173
SkyWest, Inc.	45,291	2,458,848
Spartan Motors, Inc.	10,000	88,300
SPX FLOW, Inc.*	99,100	3,161,290
Steelcase, Inc., Class A	274,000	3,986,700
Sterling Construction Co., Inc.*	100,000	1,252,000
Textainer Group Holdings, Ltd.*	200,300	1,932,895
Titan Machinery, Inc.*	83,900	1,305,484
Triumph Group, Inc.	87,000	1,658,220
TrueBlue, Inc.*	74,750	1,767,090
Tutor Perini Corp.*	157,300	2,692,976
Ultralife Corp.*	63,050	647,524
Univar, Inc.*+	67,100	1,486,936
USA Truck, Inc.*	23,800	343,672
Vectrus, Inc.*	38,000	1,010,420
Veritiv Corp.*	67,400	1,773,968
VSE Corp.	23,600	745,288
Wabash National Corp.	110,100	1,491,855
Willis Lease Finance Corp.*	48,400	2,051,676

		154,325,509

Industry Company	Shares	Value

Information Technology - 7.65%
Alpha & Omega Semiconductor, Ltd.*	214,244	$2,465,948
Amkor Technology, Inc.*	202,291	1,727,565
Amtech Systems, Inc.*	30,000	159,900
Avaya Holdings Corp.*	140,000	2,356,200
Aviat Networks, Inc.*	15,200	233,472
Axcelis Technologies, Inc.*	14,100	283,692
AXT, Inc.*	30,700	136,615
Bel Fuse, Inc., Class B	18,500	467,680
Benchmark Electronics, Inc.	134,000	3,517,500
BK Technologies Corp.	40,000	159,200
Cabot Microelectronics Corp.	1,980	221,681
Communications Systems, Inc.	12,500	33,125
Computer Task Group, Inc.*	73,862	317,607
Comtech Telecommunications Corp.	64,215	1,491,072
CSP, Inc.	5,150	55,672
Data I/O Corp.*	25,500	141,525
Diodes, Inc.*	138,899	4,819,795
Fabrinet*	30,000	1,570,800
Finjan Holdings, Inc.*	215,400	631,122
Ichor Holdings, Ltd.*	65,000	1,467,700
Innodata, Inc.*	68,000	86,360
Insight Enterprises, Inc.*	119,700	6,590,682
inTEST Corp.*	55,000	369,600
KEMET Corp.	63,750	1,081,838
Key Tronic Corp.*	52,500	323,925
Kimball Electronics, Inc.*	74,900	1,160,201
Knowles Corp.*	198,200	3,494,266
ManTech International Corp., Class A	28,800	1,555,776
Methode Electronics, Inc.	73,500	2,115,330
Mind CTI, Ltd.+	200	432
Net 1 UEPS Technologies, Inc.*	152,900	548,911
NetSol Technologies, Inc.*	39,800	259,098
Network-1 Technologies, Inc.	70,000	182,000
Nortech Systems, Inc.*+	1,500	6,975
PCM, Inc.*	40,569	1,486,042
PC-Tel, Inc.	72,650	363,976
Photronics, Inc.*	271,050	2,561,422
Presidio, Inc.	212,000	3,137,600
PRGX Global, Inc.*	12,916	102,295
Rambus, Inc.*	140,000	1,463,000
Sanmina Corp.*	135,100	3,897,635
ScanSource, Inc.*	108,500	3,886,470
Steel Connect, Inc.*	10,500	21,105
Stratasys, Ltd.*	135,000	3,215,700
SunPower Corp.*+	285,000	1,855,350

8	Quarterly Report | March 31, 2019 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Sykes Enterprises, Inc.*	104,534	$2,956,222
TiVo Corp.	282,000	2,628,240
Trio-Tech International*	21,800	72,594
TSR, Inc.*	1,000	5,000
TTM Technologies, Inc.*	520,153	6,101,395
Ultra Clean Holdings, Inc.*	73,700	762,795
Wayside Technology Group, Inc.	16,400	182,860
Westell Technologies, Inc., Class A*	66,100	134,844

		74,867,810

Materials - 5.71%
AdvanSix, Inc.*	20,000	571,400
AgroFresh Solutions, Inc.*+	18,600	62,124
American Vanguard Corp.	14,100	242,802
Boise Cascade Co.	78,500	2,100,660
Carpenter Technology Corp.	97,100	4,452,035
Clearwater Paper Corp.*	9,000	175,320
Coeur Mining, Inc.*	370,900	1,513,272
Core Molding Technologies, Inc.	17,000	125,460
Flexible Solutions International, Inc.+	5,000	11,150
Forterra, Inc.*+	200,000	844,000
Friedman Industries, Inc.	52,100	399,607
FutureFuel Corp.	102,800	1,377,520
Gulf Resources, Inc.*	81,200	86,884
Haynes International, Inc.	12,979	426,101
Hecla Mining Co.	1,272,000	2,925,600
Intrepid Potash, Inc.*	318,500	1,207,115
IT Tech Packaging, Inc.*	35,000	35,000
Kaiser Aluminum Corp.	22,630	2,370,040
Kraton Corp.*	142,150	4,574,387
Kronos Worldwide, Inc.	180,000	2,523,600
LSB Industries, Inc.*	84,600	527,904
Materion Corp.	28,600	1,631,916
Mercer International, Inc.	276,250	3,732,138
PH Glatfelter Co.	159,400	2,250,728
Ramaco Resources, Inc.*	70,700	410,060
Rayonier Advanced Materials, Inc.	136,700	1,853,652
Resolute Forest Products, Inc.	352,000	2,780,800
Schnitzer Steel Industries, Inc., Class A	79,700	1,912,800
Schweitzer-Mauduit International, Inc.	56,000	2,168,320
Stepan Co.	20,000	1,750,400
SunCoke Energy, Inc.*	234,700	1,992,603
Trecora Resources*	25,602	232,722
Tredegar Corp.	101,700	1,641,438

Industry Company	Shares	Value

Materials (continued)
Universal Stainless & Alloy
Products, Inc.*	1,350	$22,370
Verso Corp., Class A*	115,700	2,478,294
Warrior Met Coal, Inc.	148,000	4,499,200

		55,909,422

Real Estate - 0.29%
Altisource Portfolio Solutions SA*	83,400	1,974,078
Consolidated-Tomoka Land Co.	15,400	909,370

		2,883,448

TOTAL COMMON STOCKS - 98.79%		967,304,016

(Cost $895,844,637)

EXCHANGE TRADED FUND - 1.00%
iShares Russell 2000 Value ETF+	81,300	9,747,870

TOTAL EXCHANGE TRADED FUND - 1.00%		9,747,870

(Cost $8,744,224)

RIGHTS - 0.00%
Pan American Silver Corp., CVR, expiring 02/22/24*Δ	150,000	—
Newstar Financial, Inc., expiring 12/26/19*Δ	120,000	8,400

TOTAL RIGHTS - 0.00%		8,400

(Cost $120,846)

WARRANTS - 0.00%
Eagle Bulk Shipping, Inc., expiring 10/15/21*	3,317	12

TOTAL WARRANTS - 0.00%		12

(Cost $105,563)

www.bridgeway.com	9

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

	Rate^	Shares	Value

MONEY MARKET FUND - 0.20%
Fidelity Investments Money Market Government Portfolio Class I	2.34%	1,954,545	$1,954,545

TOTAL MONEY MARKET FUND - 0.20%			1,954,545

(Cost $1,954,545)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 3.94%
Fidelity Investments Money Market Government Portfolio Class I**	2.34%	38,600,212	38,600,212

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING -3.94%			38,600,212

(Cost $38,600,212)

TOTAL INVESTMENTS - 103.93%			$1,017,615,055
(Cost $945,370,027)
Liabilities in Excess of Other Assets - (3.93%)			(38,511,049)

NET ASSETS - 100.00%			$979,104,006

*  Non-income producing security.

**  This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2019.

^ Rate disclosed as of March 31, 2019.

Δ   Security was fair valued using significant unobservable inputs (see Note 2). As such, the security is classified as Level 3 in the fair value hierarchy.

+   This security or a portion of the security is out on loan as of March 31, 2019. Total loaned securities had a value of $36,603,817 as of March 31, 2019.

CVR - Contingent Value Rights

LLC - Limited Liability Company

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 03/31/2019 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks

Consumer Discretionary	$165,098,481	$116,356	—	$165,214,837
Industrials	154,276,059	49,450	—	154,325,509
Information Technology	74,703,610	164,200	—	74,867,810
Other Industries (a)	572,895,860	—	—	572,895,860

Total Common Stocks	966,974,010	330,006	—	967,304,016
Exchange Traded Fund	9,747,870	—	—	9,747,870
Rights	—	—	8,400	8,400
Warrants	—	12	—	12
Money Market Fund	—	1,954,545	—	1,954,545
Investments Purchased with Cash Proceeds from Securities Lending	—	38,600,212	—	38,600,212

TOTAL	$976,721,880	$40,884,775	$8,400	$1,017,615,055

(a)	- please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

10	Quarterly Report | March 31, 2019 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Investment in Securities (Value)

	Rights	Total

Balance as of 6/30/2018	$36,000	$36,000
Purchases	34,500	34,500
Return of
Capital	(27,926)	(27,926)
Realized gain/(loss)	—	—
Change in unrealized appreciation/
(depreciation)	(34,174)	(34,174)
Transfers in	—	—
Transfers out	—	—

Balance as of 03/31/2019	$8,400	$8,400

Net change in unrealized appreciation (depreciation) from investments held as of 03/31/2019	$(34,174)	$(34,174)

See Notes to Schedule of Investments.

www.bridgeway.com	11

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

COMMON STOCKS - 99.52%
Communication Services - 6.20%
A.H. Belo Corp., Class A	39,000	$145,080
Alaska Communications Systems Group, Inc.*	314,187	603,239
AMC Entertainment Holdings, Inc., Class A+	207,763	3,085,281
ATN International, Inc.	22,000	1,240,580
Beasley Broadcast Group, Inc., Class A	25,800	102,684
Cars.com, Inc.*	133,100	3,034,680
Consolidated Communications Holdings, Inc.+	114,000	1,243,740
DHI Group, Inc.*	69,000	167,670
Emmis Communications Corp., Class A*	57,200	204,776
Entercom Communications Corp., Class A	263,030	1,380,908
Entravision Communications Corp., Class A	147,600	478,224
Eros International PLC*+	123,084	1,124,988
EW Scripps Co. (The), Class A	91,000	1,911,000
Gannett Co., Inc.	251,000	2,645,540
Gray Television, Inc.*	212,100	4,530,456
Iridium Communications, Inc.*	308,625	8,160,045
Marcus Corp. (The)	92,054	3,686,763
New Media Investment Group, Inc.	137,200	1,440,600
Salem Media Group, Inc.	69,352	177,194
Scholastic Corp.	70,450	2,801,092
SPAR Group, Inc.*	16,500	10,890
Townsquare Media, Inc., Class A	100,144	572,824
Tribune Publishing Co.*	6,200	73,098

		38,821,352

Consumer Discretionary - 16.98%
Abercrombie & Fitch Co., Class A	139,600	3,826,436
AMCON Distributing Co.	1,350	116,356
American Axle & Manufacturing Holdings, Inc.*	159,850	2,287,453
American Outdoor Brands Corp.*	119,000	1,111,460
American Public Education, Inc.*	27,700	834,324
America’s Car-Mart, Inc.*	3,500	319,690
Ark Restaurants Corp.	8,500	165,665
Ascena Retail Group, Inc.*	200,000	216,000
Barnes & Noble Education, Inc.*	62,060	260,652
Barnes & Noble, Inc.	158,100	858,483

Industry Company	Shares	Value

Consumer Discretionary (continued)
Bassett Furniture Industries, Inc.	52,959	$869,057
BBX Capital Corp.	193,018	1,142,667
Beazer Homes USA, Inc.*	50,000	575,500
Big Lots, Inc.	45,500	1,729,910
BJ’s Restaurants, Inc.	28,400	1,342,752
Buckle, Inc. (The)+	65,000	1,216,800
Build-A-Bear Workshop, Inc.*	35,000	213,500
Caleres, Inc.	110,000	2,715,900
Canterbury Park Holding Corp.	511	7,420
Carriage Services, Inc.	7,700	148,225
Carrols Restaurant Group, Inc.*	80,000	797,600
Cato Corp. (The), Class A	58,500	876,330
Century Casinos, Inc.*	79,200	717,552
Chico’s FAS, Inc.	276,200	1,179,374
China Automotive Systems, Inc.*	69,200	222,824
China XD Plastics Co., Ltd.*	48,400	118,580
Citi Trends, Inc.	31,020	598,996
Conn’s, Inc.*	71,500	1,634,490
Container Store Group, Inc. (The)*	167,250	1,471,800
Cooper Tire & Rubber Co.	97,650	2,918,758
Cooper-Standard Holdings, Inc.*	32,000	1,502,720
Crown Crafts, Inc.	13,050	67,338
CSS Industries, Inc.	8,658	51,861
Del Frisco’s Restaurant Group, Inc.*	19,768	126,713
Del Taco Restaurants, Inc.*	92,600	931,556
Delta Apparel, Inc.*	23,700	526,614
Designer Brands, Inc.	149,000	3,310,780
Destination XL Group, Inc.*	147,000	360,150
Dillard’s, Inc., Class A+	43,500	3,132,870
El Pollo Loco Holdings, Inc.*	89,300	1,161,793
Escalade, Inc.	4,000	44,680
Ethan Allen Interiors, Inc.	58,100	1,111,453
Express, Inc.*	204,000	873,120
Flanigan’s Enterprises, Inc.+	2,500	57,950
Flexsteel Industries, Inc.	2,000	46,380
Fossil Group, Inc.*	115,500	1,584,660
Full House Resorts, Inc.*	70,000	141,400
GameStop Corp., Class A	160,000	1,625,600
Gaming Partners International Corp.	1,000	13,020
Genesco, Inc.*	51,500	2,345,825
Good Times Restaurants, Inc.*	4,300	10,406
Group 1 Automotive, Inc.	38,000	2,458,600

12	Quarterly Report | March 31, 2019 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Hamilton Beach Brands Holding Co., Class A	3,500	$75,110
Haverty Furniture Cos., Inc.	69,659	1,524,139
Hibbett Sports, Inc.*	30,300	691,143
Houghton Mifflin Harcourt Co.*	293,000	2,130,110
International Speedway Corp., Class A	94,760	4,134,379
J Alexander’s Holdings, Inc.*	45,250	444,355
J. Jill, Inc.+	47,500	260,775
JAKKS Pacific, Inc.*	75,000	75,750
K12, Inc.*	82,350	2,810,606
KB Home	134,700	3,255,699
Kirkland’s, Inc.*	44,900	315,647
Lakeland Industries, Inc.*	26,450	310,523
Lands’ End, Inc.*+	79,300	1,317,173
Lifetime Brands, Inc.	24,999	236,241
Live Ventures, Inc.*	3,200	24,576
Luby’s, Inc.*	31,900	45,936
MarineMax, Inc.*	52,000	996,320
MDC Holdings, Inc.	126,904	3,687,830
Meritage Homes Corp.*	72,100	3,223,591
Modine Manufacturing Co.*	71,800	995,866
Movado Group, Inc.	61,600	2,241,008
Nautilus, Inc.*	101,000	561,560
Nevada Gold & Casinos, Inc.*	36,100	89,889
Office Depot, Inc.	1,045,000	3,793,350
P&F Industries, Inc., Class A	492	4,020
Papa Murphy’s Holdings, Inc.*+	45,000	235,800
Party City Holdco, Inc.*	140,300	1,113,982
Peak Resorts, Inc.	98,600	448,630
Red Robin Gourmet Burgers, Inc.*	4,800	138,288
Regis Corp.*	108,350	2,131,244
Rent-A-Center, Inc.*	83,200	1,736,384
Rocky Brands, Inc.	24,550	588,218
RTW RetailWinds, Inc.*	125,700	301,680
Shiloh Industries, Inc.*	35,900	197,450
Shoe Carnival, Inc.+	33,800	1,150,214
Signet Jewelers, Ltd.	25,000	679,000
Sonic Automotive, Inc., Class A	70,000	1,036,700
SORL Auto Parts, Inc.*+	74,129	213,492
Speedway Motorsports, Inc.	80,556	1,165,645
Stage Stores, Inc.	42,100	43,363
Stoneridge, Inc.*	47,000	1,356,420
Strattec Security Corp.	17,300	508,274
Superior Industries International, Inc.	46,700	222,292
Tandy Leather Factory, Inc.*	2,000	12,000

Industry Company	Shares	Value

Consumer Discretionary (continued)
Tilly’s, Inc., Class A	79,800	$888,174
Tower International, Inc.	46,000	967,380
TravelCenters of America, LLC*	154,450	634,790
TRI Pointe Group, Inc.*	65,000	821,600
Tuesday Morning Corp.*	14,000	29,680
Unifi, Inc.*	10,800	208,980
Unique Fabricating, Inc.	15,000	67,350
Vera Bradley, Inc.*	75,500	1,000,375
Vista Outdoor, Inc.*	48,000	384,480
Vitamin Shoppe, Inc.*	63,400	446,336
VOXX International Corp.*	22,164	102,398
William Lyon Homes, Class A*	59,497	914,469
Zumiez, Inc.*	50,900	1,266,901

		106,237,628

Consumer Staples - 2.26%
Alico, Inc.	16,600	451,686
Andersons, Inc. (The)	82,216	2,649,822
Coffee Holding Co., Inc.*	10,000	54,100
Hostess Brands, Inc.*	230,000	2,875,000
Ingles Markets, Inc., Class A	50,950	1,407,239
Mannatech, Inc.	25,700	449,750
Natural Alternatives International, Inc.*	16,800	193,200
Natural Grocers by Vitamin Cottage, Inc.*	25,000	298,750
Natural Health Trends Corp.	3,000	38,880
Nature’s Sunshine Products, Inc.*	1,000	9,290
Seneca Foods Corp., Class A*	23,150	569,490
Smart & Final Stores, Inc.*	132,400	654,056
SpartanNash Co.	80,782	1,282,010
Village Super Market, Inc., Class A	33,000	901,890
Weis Markets, Inc.	56,500	2,305,765

		14,140,928

Energy - 12.73%
Adams Resources & Energy, Inc.	10,600	414,036
Approach Resources, Inc.*	207,000	73,216
Arch Coal, Inc., Class A	44,400	4,052,388
Archrock, Inc.	299,500	2,929,110
Ardmore Shipping Corp.*	30,000	184,800
Bonanza Creek Energy, Inc.*	50,300	1,141,307
Callon Petroleum Co.*	236,300	1,784,065
Carrizo Oil & Gas, Inc.*	207,500	2,587,525
CONSOL Energy, Inc.*	60,000	2,053,200
Contango Oil & Gas Co.*	125,000	393,750

www.bridgeway.com	13

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Energy (continued)
Dawson Geophysical Co.*	28,000	$82,040
Denbury Resources, Inc.*	928,000	1,902,400
DHT Holdings, Inc.	291,800	1,301,428
Diamond Offshore Drilling, Inc.*+	193,700	2,031,913
Dorian LPG, Ltd.*	104,029	667,866
Ensco PLC, Class A+	127,000	499,110
EP Energy Corp., Class A*	40,000	10,400
Era Group, Inc.*	42,800	493,912
Euronav NV	5,253	42,812
Exterran Corp.*	75,200	1,267,120
Extraction Oil & Gas, Inc.*	351,400	1,486,422
Frontline, Ltd.*+	175,000	1,130,500
GasLog, Ltd.	198,137	3,459,472
Gran Tierra Energy, Inc.*	952,000	2,161,040
Green Plains, Inc.	76,450	1,275,186
Gulf Island Fabrication, Inc.*	15,000	137,550
Gulfport Energy Corp.*	325,000	2,606,500
Halcon Resources Corp.*+	190,300	256,905
Hallador Energy Co.	42,600	224,076
Helix Energy Solutions Group, Inc.*	340,500	2,693,355
HighPoint Resources Corp.*	348,000	769,080
Independence Contract Drilling, Inc.*	115,281	319,328
International Seaways, Inc.*	399	6,839
Keane Group, Inc.*	70,000	762,300
Lonestar Resources US, Inc., Class A*	29,700	119,097
Mammoth Energy Services, Inc.	75,400	1,255,410
Matrix Service Co.*	43,000	841,940
McDermott International, Inc.*	140,001	1,041,607
Midstates Petroleum Co., Inc.*	58,300	569,591
Mitcham Industries, Inc.*	5,000	19,650
Montage Resources Corp.*+	18,353	276,029
Nabors Industries, Ltd.	240,000	825,600
NACCO Industries, Inc., Class A	31,450	1,202,019
Natural Gas Services Group, Inc.*	58,888	1,019,351
Noble Corp. PLC*	160,000	459,200
Oil States International, Inc.*	78,000	1,322,880
Overseas Shipholding Group, Inc., Class A*	253,300	580,057
Par Pacific Holdings, Inc.*	110,300	1,964,443
Pioneer Energy Services Corp.*	175,000	309,750
ProPetro Holding Corp.*	118,500	2,670,990
QEP Resources, Inc.*	307,000	2,391,530

Industry Company	Shares	Value

Energy (continued)
Renewable Energy Group, Inc.*	236,319	$5,189,565
REX American Resources Corp.*	25,250	2,035,402
Ring Energy, Inc.*	28,300	166,121
SandRidge Energy, Inc.*	35,550	285,111
SEACOR Holdings, Inc.*	40,200	1,699,656
SEACOR Marine Holdings, Inc.*	11,063	147,249
SemGroup Corp., Class A	122,000	1,798,280
Ship Finance International, Ltd.	235,500	2,906,070
SilverBow Resources, Inc.*	31,100	715,300
SM Energy Co.	22,000	384,780
SRC Energy, Inc.*	397,000	2,032,640
Superior Energy Services, Inc.*	90,000	420,300
Teekay Corp.+	145,000	568,400
TETRA Technologies, Inc.*	100,000	234,000
TransAtlantic Petroleum, Ltd.*	70,000	60,627
Unit Corp.*	135,025	1,922,756
US Silica Holdings, Inc.+	40,000	694,400
VAALCO Energy, Inc.*	155,000	347,200

		79,677,952

Financials - 27.10%
1347 Property Insurance Holdings, Inc.*	17,500	92,050
1st Constitution Bancorp	5,250	93,292
1st Source Corp.	11,320	508,381
ACNB Corp.	2,600	96,200
A-Mark Precious Metals, Inc.*	1,500	17,850
American National Bankshares, Inc.	4,565	159,410
American River Bankshares	20,744	269,672
AmeriServ Financial, Inc.	66,000	265,320
Argo Group International Holdings, Ltd.	51,394	3,631,500
Arlington Asset Investment Corp., Class A	67,300	535,708
Atlantic Capital Bancshares, Inc.*	52,933	943,795
Banc of California, Inc.	98,000	1,356,320
Banco Latinoamericano de Comercio Exterior SA, Class E	77,000	1,533,840
Bancorp, Inc. (The)*	151,800	1,226,544
Bank of Commerce Holdings	75,550	797,052
Bank of Princeton (The)	12,500	396,625

14	Quarterly Report | March 31, 2019 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
BankFinancial Corp.	3,000	$44,610
Bankwell Financial Group, Inc.	1,500	43,770
Banner Corp.	20,000	1,083,400
Bar Harbor Bankshares	20,241	523,635
BCB Bancorp, Inc.	26,300	352,420
Berkshire Hills Bancorp, Inc.	81,570	2,221,967
Blue Capital Reinsurance Holdings, Ltd.+	11,127	74,996
BSB Bancorp, Inc.*	25,500	837,420
C&F Financial Corp.	3,400	172,040
Cadence BanCorp.	60,000	1,113,000
Camden National Corp.	33,779	1,409,260
Capital City Bank Group, Inc.	55,750	1,214,235
Capstar Financial Holdings, Inc.	29,900	431,756
CB Financial Services, Inc.+	13,500	320,355
Central Pacific Financial Corp.	6,496	187,345
Central Valley Community Bancorp	51,000	997,050
Century Bancorp, Inc., Class A	6,800	496,400
Chemung Financial Corp.	12,293	576,910
Citizens Community Bancorp, Inc.	32,000	381,760
Citizens, Inc.*+	17,200	114,724
Civista Bancshares, Inc.	31,921	696,835
CNB Financial Corp.	60,800	1,536,416
Codorus Valley Bancorp, Inc.	10,404	222,125
Colony Bankcorp, Inc.	1,500	25,650
Community Bankers Trust Corp.	48,000	351,360
Community Financial Corp. (The)	3,840	108,941
Community West Bancshares	1,000	10,180
ConnectOne Bancorp, Inc.	58,000	1,142,600
Consumer Portfolio Services, Inc.*	97,000	338,530
County Bancorp, Inc.	8,700	153,120
Cowen, Inc.*+	64,800	938,952
Crawford & Co., Class A	44,000	406,560
Crawford & Co., Class B	40,000	365,200
Customers Bancorp, Inc.*	34,500	631,695
Dime Community Bancshares, Inc.	67,000	1,254,910
DNB Financial Corp.	12,000	453,240
Donegal Group, Inc., Class A	74,100	996,645

Industry Company	Shares	Value

Financials (continued)
Eagle Bancorp Montana, Inc.	3,000	$50,820
Elevate Credit, Inc.*	20,000	86,800
EMC Insurance Group, Inc.	44,025	1,403,517
Emclaire Financial Corp.+	200	6,160
Employers Holdings, Inc.	75,900	3,044,349
Encore Capital Group, Inc.*+	64,700	1,761,781
Enova International, Inc.*	92,400	2,108,568
Entegra Financial Corp.*	23,600	529,820
Enterprise Bancorp, Inc.	27,475	789,357
ESSA Bancorp, Inc.	35,000	539,000
Evans Bancorp, Inc.	7,000	249,550
EZCORP, Inc., Class A*	170,300	1,587,196
Farmers National Banc Corp.	150	2,068
FBL Financial Group, Inc., Class A	51,166	3,209,132
Federal Agricultural Mortgage Corp., Class C	18,200	1,318,226
FedNat Holding Co.	27,500	441,100
Fidelity Southern Corp.	61,400	1,681,746
Financial Institutions, Inc.	40,300	1,095,354
First BanCorp Puerto Rico	450,000	5,157,000
First Bancorp, Inc.	15,880	395,730
First Bank	25,000	288,250
First Busey Corp.	87,593	2,137,269
First Business Financial Services, Inc.	19,100	382,382
First Capital, Inc.	500	25,750
First Community Bankshares, Inc.	11,000	364,540
First Financial Corp.	27,520	1,155,840
First Financial Northwest, Inc.	26,400	415,800
First Guaranty Bancshares, Inc.	5,499	112,730
First Internet Bancorp	13,800	266,754
First Mid-Illinois Bancshares, Inc.	36,500	1,216,180
First Northwest Bancorp	16,590	258,306
First United Corp.	12,225	211,004
First US Bancshares, Inc.	5,000	50,000
Flushing Financial Corp.	30,041	658,799
Franklin Financial Network, Inc.	8,000	232,080
FS Bancorp, Inc.	7,850	396,268
GAIN Capital Holdings, Inc.+	146,000	916,880
German American Bancorp, Inc.	750	22,050

www.bridgeway.com	15

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Global Indemnity, Ltd.	4,600	$139,748
Great Southern Bancorp, Inc.	31,006	1,609,211
Hallmark Financial Services, Inc.*	50,158	521,643
Hanmi Financial Corp.	42,400	901,848
Hawthorn Bancshares, Inc.	12,480	290,035
HCI Group, Inc.	18,400	786,232
Heartland Financial USA, Inc.	66,950	2,855,418
Hennessy Advisors, Inc.	2,000	18,500
Heritage Insurance Holdings, Inc.	30,000	438,000
HMN Financial, Inc.*	1,000	21,530
Home Bancorp, Inc.	15,597	518,600
HomeStreet, Inc.*	64,900	1,710,115
HopFed Bancorp, Inc.	23,500	462,950
Horace Mann Educators Corp.	94,950	3,343,190
Horizon Bancorp, Inc.	53,542	861,491
Howard Bancorp, Inc.*	4,000	59,240
Independence Holding Co.	14,950	526,988
INTL. FCStone, Inc.*	2,558	99,148
James River Group Holdings, Ltd.	79,100	3,170,328
Kingstone Cos., Inc.	21,700	319,858
Ladenburg Thalmann Financial Services, Inc.	276,100	781,363
Lakeland Bancorp, Inc.	70,040	1,045,697
Landmark Bancorp, Inc.	2,430	55,428
LCNB Corp.	12,700	217,805
Limestone Bancorp, Inc.*	1,000	14,940
Mackinac Financial Corp.	13,400	210,916
Maiden Holdings, Ltd.	62,600	46,493
Manning & Napier, Inc.	131,000	275,100
Marlin Business Services Corp.	28,875	620,812
Mercantile Bank Corp.	2,000	65,440
Meta Financial Group, Inc.	60,234	1,185,405
Metropolitan Bank Holding Corp.*	15,100	525,329
Mid Penn Bancorp, Inc.	11,200	274,400
Middlefield Banc Corp.	2,000	82,420
Midland States Bancorp, Inc.	45,117	1,085,515
MidSouth Bancorp, Inc.+	41,000	467,810
MidWestOne Financial Group, Inc.	48,300	1,316,175
MMA Capital Holdings, Inc.*+	1,500	45,435
Mr Cooper Group, Inc.*	176,703	1,694,582
MutualFirst Financial, Inc.	700	20,979

Industry Company	Shares	Value

Financials (continued)
MVB Financial Corp.	40,300	$614,575
National Bankshares, Inc.	1,000	42,850
National Holdings Corp.*	2,000	6,000
National Security Group, Inc. (The)	200	2,390
National Western Life Group, Inc., Class A	8,450	2,217,872
Nelnet, Inc., Class A	36,900	2,032,083
Nicholas Financial, Inc.*	19,400	174,600
Nicolet Bankshares, Inc.*	16,900	1,007,240
NMI Holdings, Inc., Class A*	95,000	2,457,650
Northeast Bancorp	8,400	173,712
Northrim BanCorp, Inc.	24,073	828,593
Northwest Bancshares, Inc.	155,000	2,630,350
Ocwen Financial Corp.*	71,400	129,948
OFG Bancorp	100,000	1,979,000
On Deck Capital, Inc.*	248,000	1,344,160
Oppenheimer Holdings, Inc., Class A	27,519	716,044
Opus Bank	75,000	1,485,000
Orrstown Financial Services, Inc.	28,000	520,520
Parke Bancorp, Inc.	17,327	361,961
Patriot National Bancorp, Inc.	11,000	167,860
PB Bancorp, Inc.	14,500	160,805
Peapack Gladstone Financial Corp.	34,968	916,861
Penns Woods Bancorp, Inc.	1,000	41,100
Peoples Bancorp of North Carolina, Inc.	27,380	728,308
Peoples Bancorp, Inc.	39,550	1,224,864
Peoples Financial Services Corp.+	17,600	796,224
Piper Jaffray Cos	28,700	2,090,221
Premier Financial Bancorp, Inc.	43,740	687,155
Protective Insurance Corp., Class B	43,700	809,324
Provident Financial Holdings, Inc.	53,710	1,069,903
Provident Financial Services, Inc.	82,500	2,135,925
Prudential Bancorp, Inc.	2,457	42,629
Regional Management Corp.*	52,100	1,272,282
Reliant Bancorp, Inc.	1,000	22,320
Republic Bancorp, Inc., Class A	35,700	1,596,504
Riverview Bancorp, Inc.	66,478	485,954
Safety Insurance Group, Inc.	12,949	1,128,376
Salisbury Bancorp, Inc.	1,183	48,740

16	Quarterly Report | March 31, 2019 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Sandy Spring Bancorp, Inc.	28,300	$885,224
SB Financial Group, Inc.	30,952	557,755
SB One Bancorp	5,000	108,600
Security National Financial Corp., Class A*	15,827	74,703
Severn Bancorp, Inc.+	30,000	284,250
Shore Bancshares, Inc.	60,400	900,564
SI Financial Group, Inc.	35,500	458,305
Sierra Bancorp	15,939	387,318
Sound Financial Bancorp, Inc.	1,000	33,950
Southern National Bancorp of Virginia, Inc.	57,500	842,375
State Auto Financial Corp.	81,836	2,694,041
Stewart Information Services Corp.	47,750	2,038,448
Summit Financial Group, Inc.	25,100	665,401
Summit State Bank	6,250	72,375
Territorial Bancorp, Inc.	21,900	589,329
TheStreet, Inc.*	145,000	337,850
Timberland Bancorp, Inc.	19,600	548,408
Tiptree, Inc.	94,200	596,286
Towne Bank	743	18,389
TriCo Bancshares	200	7,858
TriState Capital Holdings, Inc.*	15,000	306,450
Two River Bancorp	36,015	570,838
Union Bankshares Corp.	23,455	758,300
United Community Financial Corp.	10,163	95,024
United Financial Bancorp, Inc.	118,100	1,694,735
United Fire Group, Inc.	50,200	2,194,242
United Insurance Holdings Corp.	78,400	1,246,560
Universal Insurance Holdings, Inc.	71,495	2,216,345
Univest Financial Corp.	45,000	1,100,700
Veritex Holdings, Inc.	79,000	1,913,380
Waddell & Reed Financial, Inc., Class A	217,800	3,765,762
Walker & Dunlop, Inc.	67,275	3,424,970
Waterstone Financial, Inc.	43,900	722,594
Wellesley Bank	1,000	30,530
WesBanco, Inc.	23,200	922,200
Westbury Bancorp, Inc.*	2,750	62,150
Western New England Bancorp, Inc.	100,000	923,000
World Acceptance Corp.*	22,500	2,635,425
WSFS Financial Corp.	35,191	1,358,373

		169,600,754

Industry Company	Shares	Value

Health Care - 3.64%
Acorda Therapeutics, Inc.*	105,000	$1,395,450
AMAG Pharmaceuticals, Inc.*	57,000	734,160
AngioDynamics, Inc.*	87,000	1,988,820
Brookdale Senior Living, Inc.*	410,500	2,701,090
Concert Pharmaceuticals, Inc.*	45,000	543,150
Cross Country Healthcare, Inc.*	65,300	459,059
Electromed, Inc.*	10,000	51,500
FONAR Corp.*	23,400	478,998
InfuSystem Holdings, Inc.*	118,378	593,074
Kewaunee Scientific Corp.	2,500	52,650
Magellan Health, Inc.*	39,500	2,603,840
Mallinckrodt PLC*	180,900	3,932,766
National HealthCare Corp.	22,982	1,743,874
PDL BioPharma, Inc.*	380,800	1,416,576
Prestige Consumer Healthcare, Inc.*	57,000	1,704,870
Quorum Health Corp.*	25,000	35,000
Surgery Partners, Inc.*+	95,000	1,071,600
Triple-S Management Corp., Class B*	56,100	1,280,202

		22,786,679

Industrials - 16.31%
Acacia Research Corp.*	35,000	114,100
ACCO Brands Corp.	239,800	2,052,688
Aegion Corp.*	72,100	1,266,797
AeroCentury Corp.*	4,300	49,450
Air T, Inc.*	6,700	202,675
Aircastle, Ltd.	155,900	3,155,416
Alpha Pro Tech, Ltd.*	30,500	109,800
AMREP Corp.*	8,100	46,575
Apogee Enterprises, Inc.	27,600	1,034,724
ARC Document Solutions, Inc.*	129,100	287,893
ArcBest Corp.	60,400	1,859,716
Armstrong Flooring, Inc.*	70,000	952,000
Arotech Corp.*	35,596	104,296
Art’s-Way Manufacturing Co., Inc.*+	15,000	30,900
ASV Holdings, Inc.*	36,200	99,550
Atkore International Group, Inc.*	75,000	1,614,750
Atlas Air Worldwide Holdings, Inc.*	48,000	2,426,880
BMC Stock Holdings, Inc.*	128,800	2,275,896
Briggs & Stratton Corp.	80,700	954,681
CAI International, Inc.*	36,500	846,800
CBIZ, Inc.*	129,033	2,611,628

www.bridgeway.com	17

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
Chicago Rivet & Machine Co.	1,000	$28,230
Civeo Corp.*	113,700	238,770
Commercial Vehicle Group, Inc.*	8,700	66,729
Costamare, Inc.	255,000	1,326,000
Covenant Transportation Group, Inc., Class A*	67,550	1,282,099
CRA International, Inc.	31,000	1,566,740
DLH Holdings Corp.*	52,500	336,000
Ducommun, Inc.*	34,300	1,492,736
Eagle Bulk Shipping, Inc.*	230,000	1,069,500
Eastern Co. (The)	20,104	553,262
Ecology and Environment, Inc., Class A	18,536	203,896
Ennis, Inc.	124,265	2,579,741
EnPro Industries, Inc.	25,000	1,611,250
Foundation Building Materials, Inc.*	59,800	588,432
FreightCar America, Inc.*	16,200	99,792
FTI Consulting, Inc.*	56,500	4,340,330
Genco Shipping & Trading, Ltd.*	95,000	708,700
General Finance Corp.*	50,000	466,500
Goldfield Corp. (The)*	114,000	251,940
Great Lakes Dredge & Dock Corp.*	144,800	1,290,168
Greenbrier Cos, Inc. (The)	59,100	1,904,793
Hawaiian Holdings, Inc.	62,300	1,635,375
Herc Holdings, Inc.*	55,000	2,143,900
Hertz Global Holdings, Inc.*	85,000	1,476,450
Highpower International, Inc.*	25,922	75,174
Hub Group, Inc., Class A*	60,700	2,479,595
Hurco Cos., Inc.	17,615	710,413
Huron Consulting Group, Inc.*	10,300	486,366
Hyster-Yale Materials Handling, Inc.	17,200	1,072,592
ICF International, Inc.	31,500	2,396,520
IES Holdings, Inc.*	3,600	63,972
Innovative Solutions & Support, Inc.*	23,300	70,133
Kelly Services, Inc., Class A	78,400	1,729,504
LB Foster Co., Class A*	32,500	611,650
Limbach Holdings, Inc.*	25,000	191,500
LS Starrett Co. (The), Class A*	9,400	72,380
Manitowoc Co., Inc. (The)*	16,000	262,560
Marten Transport, Ltd.	100,776	1,796,836

Industry Company	Shares	Value

Industrials (continued)
Matson, Inc.	90,590	$3,269,393
Matthews International Corp., Class A	58,500	2,161,575
Milacron Holdings Corp.*	135,000	1,528,200
Miller Industries, Inc.	22,700	700,295
MYR Group, Inc.*	40,000	1,385,200
Navigant Consulting, Inc.	125,900	2,451,273
NL Industries, Inc.*	5,000	19,400
Northwest Pipe Co.*	20,100	482,400
Orion Group Holdings, Inc.*	118,672	346,522
PAM Transportation Services, Inc.*	16,000	783,040
Pangaea Logistics Solutions, Ltd.*	4,800	14,736
Park-Ohio Holdings Corp.	24,000	777,120
Patriot Transportation Holding, Inc.*	7,500	141,000
Performant Financial Corp.*	93,833	194,234
Powell Industries, Inc.	25,000	663,750
Preformed Line Products Co.	2,600	138,034
Quad/Graphics, Inc.	87,600	1,042,440
Quanex Building Products Corp.	70,000	1,112,300
Rush Enterprises, Inc., Class A	48,600	2,031,966
Rush Enterprises, Inc., Class B	34,700	1,441,091
Safe Bulkers, Inc.*	337,100	492,166
Scorpio Bulkers, Inc.	238,700	916,608
Servotronics, Inc.	1,000	12,173
SkyWest, Inc.	25,200	1,368,108
Spartan Motors, Inc.	10,000	88,300
SPX FLOW, Inc.*	74,700	2,382,930
Steelcase, Inc., Class A	202,600	2,947,830
Sterling Construction Co., Inc.*	15,800	197,816
Textainer Group Holdings, Ltd.*	80,500	776,825
Titan Machinery, Inc.*	47,800	743,768
TrueBlue, Inc.*	44,250	1,046,070
Tutor Perini Corp.*	96,200	1,646,944
Ultralife Corp.*	57,350	588,984
Univar, Inc.*+	58,286	1,291,607
USA Truck, Inc.*	17,700	255,588
Vectrus, Inc.*	11,900	316,421
Veritiv Corp.*	34,633	911,541
VSE Corp.	25,560	807,185
Wabash National Corp.	87,000	1,178,850

18	Quarterly Report | March 31, 2019 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
Willis Lease Finance Corp.*	47,634	$2,019,205

		102,050,631

Information Technology - 9.05%
Alpha & Omega Semiconductor, Ltd.*	161,905	1,863,527
Amkor Technology, Inc.*	255,200	2,179,408
Applied Optoelectronics, Inc.*+	40,000	488,000
Avaya Holdings Corp.*	169,300	2,849,319
Aviat Networks, Inc.*	13,800	211,968
Axcelis Technologies, Inc.*	14,100	283,692
Bel Fuse, Inc., Class B	60,200	1,521,856
Benchmark Electronics, Inc.	86,300	2,265,375
BK Technologies Corp.	35,000	139,300
Communications Systems, Inc.	5,800	15,370
Computer Task Group, Inc.*	81,000	348,300
Comtech Telecommunications Corp.	61,785	1,434,648
CSP, Inc.	5,150	55,672
Data I/O Corp.*	22,500	124,875
Digi International, Inc.*	48,325	612,278
Diodes, Inc.*	112,600	3,907,220
Finjan Holdings, Inc.*	46,200	135,366
GSE Systems, Inc.*	22,500	63,000
Ichor Holdings, Ltd.*	40,500	914,490
IEC Electronics Corp.*	17,700	121,245
Innodata, Inc.*	43,000	54,610
Insight Enterprises, Inc.*	74,600	4,107,476
inTEST Corp.*	54,500	366,240
KEMET Corp.	126,750	2,150,948
Key Tronic Corp.*	18,600	114,762
Kimball Electronics, Inc.*	59,100	915,459
Knowles Corp.*	156,800	2,764,384
KVH Industries, Inc.*	13,600	138,584
Mind CTI, Ltd.	500	1,080
Net 1 UEPS Technologies, Inc.*	191,400	687,126
Network-1 Technologies, Inc.	50,000	130,000
Nortech Systems, Inc.*+	1,500	6,975
PCM, Inc.*	35,500	1,300,365
PC-Tel, Inc.	71,950	360,470
Photronics, Inc.*	171,470	1,620,392
Presidio, Inc.	167,300	2,476,040
Rambus, Inc.*	110,000	1,149,500
RF Industries, Ltd.	35,000	235,900
Sanmina Corp.*	90,900	2,622,465
ScanSource, Inc.*	54,500	1,952,190
Science Applications International Corp.	13,095	1,007,660

Industry Company	Shares	Value

Information Technology (continued)
SigmaTron International,
Inc.*	4,000	$11,640
Steel Connect, Inc.*	10,000	20,100
Stratasys, Ltd.*	115,000	2,739,300
SunPower Corp.*+	268,900	1,750,539
Sykes Enterprises, Inc.*	92,750	2,622,970
TiVo Corp.	186,400	1,737,248
Trio-Tech International*	13,000	43,290
TSR, Inc.*	1,385	6,925
TTM Technologies, Inc.*	219,402	2,573,585
Ultra Clean Holdings, Inc.*	7,000	72,450
Vishay Precision Group, Inc.*	31,667	1,083,328
Wayside Technology Group, Inc.	15,700	175,055
Westell Technologies, Inc., Class A*	59,900	122,196

		56,656,161

Materials - 4.87%
AdvanSix, Inc.*	11,200	319,984
AgroFresh Solutions, Inc.*+	38,600	128,924
American Vanguard Corp.	4,800	82,656
Boise Cascade Co.	68,400	1,830,384
Clearwater Paper Corp.*	17,000	331,160
Coeur Mining, Inc.*	97,500	397,800
Flexible Solutions International, Inc.	5,000	11,150
Forterra, Inc.*+	170,000	717,400
Friedman Industries, Inc.	32,900	252,343
FutureFuel Corp.	54,500	730,300
Gulf Resources, Inc.*	18,150	19,420
Hecla Mining Co.	749,000	1,722,700
Intrepid Potash, Inc.*	185,000	701,150
Kraton Corp.*	110,477	3,555,150
Kronos Worldwide, Inc.	35,000	490,700
LSB Industries, Inc.*	43,500	271,440
Materion Corp.	31,400	1,791,684
Mercer International, Inc.	147,350	1,990,698
PH Glatfelter Co.	50,000	706,000
Rayonier Advanced Materials, Inc.+	131,000	1,776,360
Resolute Forest Products, Inc.	237,500	1,876,250
Schnitzer Steel Industries, Inc., Class A	77,600	1,862,400
Stepan Co.	4,000	350,080
SunCoke Energy, Inc.*	216,200	1,835,538
Synalloy Corp.	2,200	33,440
Trecora Resources*	18,600	169,074
Tredegar Corp.	77,600	1,252,464

www.bridgeway.com	19

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Industry Company	Shares	Value

Common Stocks (continued)
Materials (continued)
Universal Stainless & Alloy Products, Inc.*	1,350	$22,370
Verso Corp., Class A*	85,301	1,827,147
Warrior Met Coal, Inc.	113,000	3,435,200

		30,491,366

Real Estate - 0.38%
Altisource Portfolio Solutions SA*+	72,000	1,704,240
Consolidated-Tomoka Land Co.	11,000	649,550
Forestar Group, Inc.*	1	17

		2,353,807

TOTAL COMMON STOCKS - 99.52%		622,817,258

(Cost $564,066,566)

RIGHTS - 0.00%
Newstar Financial, Inc., expiring 12/26/19*Δ	105,100	7,357

TOTAL RIGHTS - 0.00%		7,357

(Cost $75,625)

WARRANTS - 0.00%
Eagle Bulk Shipping, Inc., expiring 10/15/21*	8,501	30

TOTAL WARRANTS - 0.00%		30

(Cost $70,770)

Rate^		Shares	Value

MONEY MARKET FUND - 0.50%
Fidelity Investments Money Market Government Portfolio Class I	2.34%	3,106,824	$3,106,824

TOTAL MONEY MARKET FUND - 0.50%			3,106,824

(Cost $3,106,824)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 3.24%
Fidelity Investments Money Market Government Portfolio Class I**	2.34%	20,314,803	20,314,803

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING -3.24%			20,314,803

(Cost $20,314,803)

TOTAL INVESTMENTS - 103.26%			$646,246,272
(Cost $587,634,588)
Liabilities in Excess of Other Assets - (3.26%)			(20,421,171)

NET ASSETS - 100.00%			$625,825,101

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2019.
^	Rate disclosed as of March 31, 2019.
Δ	Security was fair valued using significant unobservable inputs (see Note 2). As such, the security is classified as Level 3 in the fair value hierarchy.
+	This security or a portion of the security is out on loan as of March 31, 2019. Total loaned securities had a value of $18,933,756 as of March 31, 2019.

LLC - Limited Liability Company

PLC - Public Limited Company

20	Quarterly Report | March 31, 2019 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2019

Summary of inputs used to value the Fund’s investments as of 03/31/2019 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks Consumer Discretionary	$106,121,272	$116,356	$ —	$106,237,628
Industrials	102,001,181	49,450	—	102,050,631
Information Technology	56,509,936	146,225	—	56,656,161
Other Industries (a)	357,872,838	—	—	357,872,838

Total Common Stocks	622,505,227	312,031	—	622,817,258
Rights	—	—	7,357	7,357
Warrants	—	30	—	30
Money Market Fund	—	3,106,824	—	3,106,824
Investments Purchased with Cash Proceeds from Securities Lending	—	20,314,803	—	20,314,803

TOTAL	$622,505,227	$23,733,688	$7,357	$646,246,272

(a) - please refer to the Schedule of Investments for the industry classifications of these portfolio holdings

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)

	Rights	Total

Balance as of 06/30/2018	$ 31,530	$ 31,530
Purchases	—	—
Return of Capital	(24,459)	(24,459)
Realized gain/(loss)	—	—
Change in unrealized appreciation/ (depreciation)	286	286
Transfers in	—	—
Transfers out	—	—

Balance as of 03/31/2019	$ 7,357	$ 7,357

Net change in unrealized appreciation (depreciation) from investments held as of 03/31/2019	$ 286	$ 286

See Notes to Schedule of Investments.

www.bridgeway.com	21

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with 9 investment funds as of March 31, 2019 (each is referred to as a “Bridgeway Fund” and collectively, the “Bridgeway Funds”). Aggressive Investors 1, Ultra-Small Company, Ultra-Small Company Market, Small-Cap Growth, Small-Cap Value, Blue Chip 35 Index and Managed Volatility Funds are presented in a separate report. The Omni Small-Cap Value Fund and Omni Tax-Managed Small-Cap Value Fund (each a “Fund” and together, the “Funds”) are presented in this report.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of March 31, 2019, 100,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares have been classified into the Blue Chip 35 Index Fund. 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Small-Cap Value, Omni Tax-Managed Small-Cap Value, Small-Cap Growth and Small-Cap Value. 50,000,000 shares have been classified into the Managed Volatility Fund.

All of the Bridgeway Funds are no-load, diversified funds.

The Funds seek to provide long-term total return on capital, primarily through capital appreciation.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Bridgeway Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

Securities and Other Investments Valuation Securities for which market quotations are readily available are valued at the last sale price on the national exchange on which such securities are primarily traded. In the case of securities reported on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system, the securities are valued based on the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange, or NOCP, in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to a fair valued security for purposes of calculating the Funds’ NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical assets

22	Quarterly Report | March 31, 2019 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2019 (Unaudited)

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs, are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

The Fidelity Investments Money Market Government Portfolio - Class I, which is held by the Funds, invests primarily in securities that are valued at amortized cost. Therefore, this investment is classified as a Level 2 investment.

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the results of the Funds’ operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of March 31, 2019 is included with each Fund’s Schedule of Investments.

The Funds’ policy is to recognize transfers into, and transfers out of, each level of hierarchy as of the beginning of the reporting period. For the period ended March 31, 2019, there were no transfers from Level 1 to Level 2 or from Level 2 to Level 1 in any of the Funds. Details regarding material transfers into, and material transfers out of, Level 3, if any, can be found at the end of each Schedule of Investments for Funds that held Level 3 securities.

Risks and Uncertainties The Funds provide for various investment options, including stocks. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date.

Bridgeway Funds’ expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Bridgeway Funds’ total net assets or other appropriate basis.

www.bridgewayomni.com	23

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

March 31, 2019 (Unaudited)

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), applicable to regulated investment companies, and to distribute income to the extent necessary so that such Fund is not subject to federal income tax. Therefore, no federal income tax provision is required.

24	Quarterly Report | March 31, 2019 (Unaudited)